UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22321

MAINSTAY FUNDS TRUST

(Exact name of Registrant as specified in charter)

51 Madison Avenue, New York, NY 10010

(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.

30 Hudson Street

Jersey City, New Jersey 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 576-7000

Date of fiscal year end: November 30 (MainStay Cushing Energy Income Fund, MainStay Cushing MLP Premier Fund, MainStay Cushing Renaissance Advantage Fund)

Date of reporting period: May 31, 2018

FORM N-CSR

The information presented in this Form N-CSR relates solely to MainStay Cushing Energy Income Fund, MainStay Cushing MLP Premier Fund and MainStay Cushing Renaissance Advantage Fund series of the Registrant.

Item 1.     Reports to Stockholders.

MainStay Cushing® Funds

Message from the President and Semiannual Report

Unaudited  |  May 31, 2018

MainStay Cushing® Energy Income Fund

MainStay Cushing® MLP Premier Fund

MainStay Cushing® Renaissance Advantage Fund

This page intentionally left blank

Message from the President

With few exceptions, investors saw modest gains from stocks and mixed results from bonds during the six months ended May 31, 2018.

According to FTSE-Russell data on U.S. stocks, microcap stocks provided the strongest overall performance during the reporting period and growth stocks outperformed value stocks at all capitalization levels.

Several forces affected the U.S. stock market during the reporting period. The president signed a comprehensive tax bill into law on December 22, 2017. The tax reform offered tax benefits to many individuals and businesses, which helped foster widespread hope of higher employment, greater consumer spending and higher corporate profits.

The stock market continued to advance until late January 2018, when it faltered on the threat of a government shutdown. In early February, the Labor Department reported a substantial rise in average hourly wages, which was positive for workers but prompted inflation concerns among investors, and the U.S. stock market experienced a normal—but largely unanticipated—correction. This correction initiated a period of volatility that continued through the end of the reporting period.

International stock markets varied during the reporting period, but in general, stocks of developed international markets tended to outperform U.S. stocks and emerging-market stocks overall provided even stronger performance.

Within the energy industry, many stocks were strengthened by rising crude-oil prices during the reporting period. Market volatility in the energy sector, however, increased when on March 15, 2018, the Federal Energy Regulatory Commission announced that it would eliminate the income-tax allowance in determining pipeline tariffs under a cost-of-service mechanism.

Although stocks in general ended the reporting period higher than where they began, fixed-income asset classes provided mixed results. The Federal Open Market Committee (FOMC)

raised the federal funds target range by 25 basis points on December 13, 2017, and by the same amount on March 21, 2018. Although these increases were modest, U.S. Treasury yields rose across the maturity spectrum during the reporting period, leading all but the shortest-maturity U.S. Treasury and agency securities to decline. Asset-backed securities rose, but mortgaged-backed securities and most corporate bonds recorded negative total returns during the reporting period. Convertible bonds, high yield bonds and leveraged loans recorded positive total returns.

Through the ups and downs of the stock and bond markets, MainStay portfolio managers seek to pursue the objectives of their individual Funds using the investment strategies and processess outlined in the prospectus. As a MainStay shareholder, your investments are guided by the market experience and professional insight of our portfolio managers as they seek to maximize long-term returns and manage the specific risks of their respective portfolios.

Whatever direction the markets may take, MainStay encourages shareholders to maintain a long-term investment perspective. The report that follows contains additional information on the market events, investment decisions and specific securities that shaped the performance of your MainStay Cushing Fund(s) during the six months ended May 31, 2018.

At MainStay, we encourage you to read the report carefully and use it to evaluate your Fund’s performance in light of your long-range financial plan.

Sincerely,

Kirk C. Lehneis

President

The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.

Not part of the Semiannual Report

Investors should refer to each Fund’s Summary Prospectus and/or Prospectus and consider each Fund’s investment objectives, strategies, risks, charges and expenses carefully before investing. The Summary Prospectus and/or Prospectus contain this and other information about each Fund. You may obtain copies of each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 30 Hudson Street, Jersey City, New Jersey 07302 or by sending an e-mail to MainStayShareholderServices@nylim.com. These documents are also available via the MainStay Funds’ website at nylinvestments.com/funds. Please read each Summary Prospectus and/or Prospectus carefully before investing.

MainStay Cushing Energy Income Fund

Investment and Performance Comparison1 (Unaudited)

Performance data quoted represents past performance. Past performance is no guarantee of future results. Because of market volatility and other factors, current performance may be lower or higher than the figures shown. Investment return and principal value will fluctuate, and as a result, when shares are redeemed, they may be worth more or less than their original cost. The graph below depicts the historical performance of Class I shares of the Fund. Performance will vary from class to class based on differences in class-specific expenses and sales charges. For performance information current to the most recent month-end, please call 800-MAINSTAY (624-6782) or visit nylinvestments.com/funds.

Average Annual Total Returns for the Period Ended May 31, 2018

Class	Sales Charge		Inception Date	Six Months	One Year	Five Years or Since Inception	Since Inception	Gross Expense Ratio[2]
Class A Shares[3]	Maximum 5.5% Initial Sales Charge	With sales charge Excluding sales charge	7/2/2012	4.90 11.00%	9.25 15.61%	–19.14 –18.22%	–16.06 –15.26%	1.67 1.67%
Investor Class Shares	Maximum 5.5% Initial Sales Charge	With sales charge Excluding sales charge	7/11/2014	4.92 11.02	8.94 15.28	–25.85 –24.76	–25.85 –24.76	1.79 1.79
Class C Shares[3]	Maximum 1% CDSC if Redeemed Within One Year of Purchase	With sales charge Excluding sales charge	7/2/2012	9.53 10.53	13.49 14.49	–18.92 –18.92	–15.95 –15.95	2.54 2.54
Class I Shares[3]	No Sales Charge		7/2/2012	11.30	16.01	–18.01	–15.04	1.42

1.	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, if any, changes in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown above and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations (if any), please refer to the Notes to Financial Statements.
2.	The gross expense ratios presented reflect the Fund’s “Total Annual Fund Operating Expenses” from the most recent Prospectus and may differ from other expense ratios disclosed in this report.
3.	Performance figures for Class A shares, Class C shares and Class I shares reflect the historical performance of the then-existing Class A shares, Class C shares and Class I shares, respectively, of the Cushing® Energy Income Fund (the predecessor to the Fund, which was subject to a different fee structure) for periods prior to July 12, 2014. The Cushing® Energy Income Fund commenced operations on July 2, 2012.

The footnotes on the next page are an integral part of the table and graph and should be carefully read in conjunction with them.

5

Benchmark Performance	Six Months	One Year	Five Years	Since Inception
S&P 500® Index[4]	3.16%	14.38%	12.98%	14.65%
S&P 500® Energy Index[5]	11.23	19.93	1.67	4.58
Morningstar Equity Energy Category Average[6]	12.15	18.58	–5.00	0.85

4.	The S&P 500® Index is the Fund’s primary benchmark. “S&P 500®” is a trademark of The McGraw-Hill Companies, Inc. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
5.	The S&P 500® Energy Index is the Fund’s secondary benchmark. The S&P 500® Energy Index comprises those companies included in the S&P 500® Index that are classified as members of the GICS® Energy Sector.
6.

The Morningstar Equity Energy Category Average is representative of funds that invest primarily in equity securities of U.S. or non-U.S. companies who conduct business primarily in energy-related industries. This includes and is not limited to companies in alternative energy, coal, exploration, oil and gas services, pipelines, natural gas services, and refineries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

The footnotes on the preceding page are an integral part of the table and graph and should be carefully read in conjunction with them.

6	MainStay Cushing Energy Income Fund

Cost in Dollars of a $1,000 Investment in MainStay Cushing Energy Income Fund (Unaudited)

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from December 1, 2017, to May 31, 2018, and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from December 1, 2017, to May 31, 2018.

This example illustrates your Fund’s ongoing costs in two ways:

Actual Expenses

The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended May 31, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class	Beginning Account Value 12/1/17	Ending Account Value (Based on Actual Returns and Expenses) 5/31/18	Expenses Paid During Period[1]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 5/31/18	Expenses Paid During Period[1]	Net Expense Ratio During Period[2]

Class A Shares	$1,000.00	$1,110.00	$7.63	$1,017.70	$7.29	1.45%

Investor Class Shares	$1,000.00	$1,110.20	$8.47	$1,016.90	$8.10	1.61%

Class C Shares	$1,000.00	$1,105.30	$12.39	$1,013.16	$11.85	2.36%

Class I Shares	$1,000.00	$1,113.00	$6.32	$1,018.95	$6.04	1.20%

1.	Expenses are equal to the Fund’s annualized expense ratio of each class multiplied by the average account value over the period, divided by 365 and multiplied by 182 (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period.
2.	Expenses are equal to the Fund’s annualized expense ratio to reflect the six-month period.

7

Portfolio Composition as of May 31, 2018(1) (Unaudited)

(Expressed as a Percentage of Total Investments)

See Portfolio of Investments beginning on page 11 for specific holdings within these categories.

Top Ten Holdings as of May 31, 2018 (excluding short-term investments) (Unaudited)

1.	Targa Resources Corporation

2.	Energy Transfer Partners, L.P.

3.	DCP Midstream Partners, L.P.

4.	Cabot Oil & Gas Corporation

5.	Total S.A.
6.	Royal Dutch Shell PLC

7.	BP PLC

8.	Suncor Energy, Inc.

9.	GasLog Partners, L.P.

10.	ONEOK, Inc.

(1)	Fund holdings and sector allocations are subject to change, and there is no assurance that the Fund will continue to hold any particular security.
(2)	MLPs and Related Companies
(3)	Common Stocks
(4)	Fixed Income
(5)	Convertible Preferred Stocks

8	MainStay Cushing Energy Income Fund

Portfolio Management Discussion and Analysis (Unaudited)

Questions answered by portfolio managers Jerry V. Swank, Matthew A. Lemme, CFA, and Nick English of Cushing Asset Management, LP, the Fund’s Subadvisor.

How did MainStay Cushing Energy Income Fund perform relative to its primary benchmark and peers during the six months ended May 31, 2018?

Excluding all sales charges, MainStay Cushing Energy Income Fund returned 11.00% for Class A shares, 11.02% for Investor Class shares and 10.53% for Class C shares for the six months ended May 31, 2018. Over the same period, Class I shares returned 11.30%. For the six months ended May 31, 2018, all share classes outperformed the 3.16% return of the S&P 500® Index,1 which is the Fund’s broad-based securities-market index. Over the same period, Class I shares outperformed—and all other share classes underperformed—the 11.23% return of the S&P 500® Energy Index,1 which is the secondary benchmark of the Fund. For the six months ended May 31, 2018, all share classes underperformed the 12.15% return of the Morningstar Equity Energy Category Average.2 See page 5 for Fund returns with applicable sales charges.

What factors affected the Fund’s relative performance during the reporting period?

During the reporting period, the Fund outperformed the S&P 500® Index following the strong rebound in oil prices in 2018. During the reporting period, oil prices recovered to their highest level in more than three years. As the Fund invests almost exclusively in energy equities, it tends to perform positively when energy commodity prices rise. By comparison, the S&P 500® Index tracks the performance of stocks in a wide variety of sectors.

Which subsectors were the strongest contributors to the Fund’s relative performance, and which subsectors were particularly weak?

The subsectors that made the most substantial positive contributions to the Fund’s performance relative to the S&P 500® Index during the reporting period were integrated oil companies, exploration & production companies, and natural gas gathering & processing master limited partnerships (“MLPs”). (Contrib-utions take weightings and total returns into account.) Most of the stocks in these subsectors are leveraged to oil prices, which moved higher during the reporting period. The weakest- performing subsectors during the reporting period were bonds and large cap MLPs (both of which provided negative total returns for the Fund) and Canadian exploration & production companies (which provided positive returns for the Fund).

During the reporting period, which individual holdings made the strongest contributions to the Fund’s absolute performance and which holdings detracted the most?

The stocks that made the most substantial contributions to the Fund’s absolute performance during the reporting period were all large oil & gas producers, which have historically benefited when oil prices rise. The top performers were Equinor ASA, an integrated oil company formerly known as Statoil; Pioneer Natural Resources Company, a large cap U.S.-based oil producer; and BP PLC, a London-based integrated oil company.

The weakest contributor to the Fund’s absolute performance was Sanchez Energy Corporation, which missed analyst expectations of financial and operating metrics in the first quarter of 2018. Other weak contributors included Kinder Morgan, Inc., and Enlink Midstream Partners, L.P., both of which are midstream companies. Kinder Morgan’s stock was volatile during the reporting period, pending the outcome of a Canadian pipeline dispute. Enlink Midsteam Partners, which the Fund exited during the reporting period, was sold at a loss before energy prices rose late in the reporting period.

Did the Fund make any significant purchases or sales during the reporting period?

Toward the end of the reporting period, the Fund sold its entire position in Equinor ASA. Equinor is a large cap oil & gas producer based in Norway and was the Fund’s largest position at the time it was sold. The stock had performed exceedingly well with the recovery in crude oil prices, so the gains were harvested and the proceeds of the sale were partially invested in Cabot Oil & Gas, a natural gas producer in the northeast United States. Cabot was purchased because we believed that it had free cash generation, a good balance sheet and near-term underperformance.

The Fund initiated a position in Vermillion Energy, Inc., during the reporting period. Vermillion is a Canadian oil & gas producer with assets on several continents. We believed that the company was appealing for its focus on properties that were more mature and predictable, its low valuation and its high free cash flow yield.

During the reporting period, the Fund also sold its position in Denver-based pipeline operator American Midstream Partners, L.P., on concerns that the company’s distribution level might be cut.

How did the Fund’s subsector weightings change during the reporting period?

During the reporting period, the Fund increased exposure to large-cap exploration & production companies and natural gas gathering and processing MLPs. The Fund reduced exposure to integrated oil and pipeline companies.

1.	See footnote on page 6 for more information on this index.
2.	See footnote on page 6 for more information on the Morningstar Equity Energy Category Average.

9

How was the Fund positioned at the end of the reporting period?

As of May 31, 2018, the Fund’s largest exposures were in integrated oil, exploration & production, and natural gas transportation companies. As of the same date, the Fund’s smallest subsector exposures were in shipping and pipelines.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

10	MainStay Cushing Energy Income Fund

Portfolio of Investments May 31, 2018 (Unaudited)

	Shares	Value
Common Stocks 66.2%†
Exploration & Production 53.6%
Canada 6.9%
Canadian Natural Resources Ltd.	26,805	$926,381
♦Suncor Energy, Inc.	58,733	2,336,398
France 5.0%
♦Total S.A.	39,358	2,387,063
Netherlands 5.0%
♦Royal Dutch Shell PLC	34,147	2,375,948
United Kingdom 5.0%
♦BP PLC	51,713	2,369,490
United States 31.7%
♦Cabot Oil & Gas Corporation	105,077	2,401,009
Chevron Corporation	12,000	1,491,600
Concho Resources, Inc. (a)	12,500	1,716,375
EOG Resources, Inc.	17,356	2,044,710
Occidental Petroleum Corporation	18,606	1,566,625
Parsley Energy, Inc. (a)	53,649	1,581,573
Pioneer Natural Resource Company	8,990	1,735,969
RSP Permian, Inc. (a)	35,000	1,530,900
Vermilion Energy, Inc.	26,937	944,681

		25,408,722

General Partners 10.1%
United States 10.1%
♦ONEOK, Inc.	30,000	2,044,800
♦Targa Resources Corporation	56,582	2,751,583

		4,796,383

Oil & Gas Refining & Marketing 2.5%
United States 2.5%
WPX Energy, Inc. (a)	66,000	1,201,860

Total Common Stocks (Cost $24,645,399)		31,406,965

Convertible Preferred Stocks 3.4%
Large Cap Diversified 3.4%
United States 3.4%
Kinder Morgan, Inc. 9.75%	50,000	1,637,000

Total Convertible Preferred Stocks (Cost $2,382,994)		1,637,000

MLP Investments and Related Companies 20.5%
Large Cap Diversified 5.2%
United States 5.2%
♦Energy Transfer Partners, L.P.	129,858	2,466,004

	Shares	Value
Natural Gas Gatherers & Processors 5.1%
United States 5.1%
♦DCP Midstream Partners, L.P.	58,000	$2,430,780

Shipping 8.8%
Republic of the Marshall Islands 8.8%
♦GasLog Partners, L.P.	95,198	2,327,591
Golar LNG Partners, L.P.	108,500	1,819,545

		4,147,136

Upstream 1.4%
United States 1.4%
Mid-Con Energy Partners, L.P. (b)(c)	348,837	662,790

Total MLP Investments and Related Companies (Cost $9,596,717)		9,706,710

	Principal
Fixed Income 6.4%
Exploration & Production 1.1%
United States 1.1%
Bill Barrett Corporation
7.00%, 10/15/2022	$500,000	506,100

Oil & Gas Exploration & Production 2.8%
United States 2.8%
Sanchez Energy Corporation (d)
6.13%, 01/15/2023	2,000,000	1,325,000

Upstream 2.5%
United States 2.5%
Legacy Reserves, L.P. (d)
6.63%, 12/01/2021	1,500,000	1,201,875

Total Fixed Income (Cost $3,526,290)		3,032,975

†	Calculated as a percentage of net assets applicable to common shareholders.
♦	Among the Portfolio’s 10 largest holdings or issuers held, as of May 31, 2018, excluding short-term investments. May be subject to change daily.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	11

Portfolio of Investments May 31, 2018 (Unaudited) (continued)

	Principal	Value
Short-Term Investments—Investment Companies 1.0%
United States 1.0%
Fidelity Government Portfolio Fund—Institutional Class, 1.64% (e)	$114,824	$114,824
First American Prime Obligations Fund—Class Z, 1.60% (e)	114,824	114,824
Invesco Short-Term Government & Agency Portfolio—Institutional Class, 1.64% (e)	114,825	114,825
Morgan Stanley Institutional Liquidity Funds—Government Portfolio—Institutional Class, 1.66% (e)	114,825	114,825

Total Short-Term Investments—Investment Companies (Cost $459,298)		459,298

Total Investments (Cost $40,610,698)	97.5%	46,242,948
Other Assets, Less Liabilities	2.5	1,195,103
Net Assets	100.0%	$47,438,051
(a)	No distribution or dividend was made during the period ended May 31, 2018. As such, it is classified as a non-income producing security as of May 31, 2018.

(b)	Illiquid security—As of May 31, 2018, the total market value of securities deemed illiquid under procedures approved by the Board of Trustees was $662,790, which represented 1.40% of the Fund’s net assets.

(c)	Fair value security—represents fair value measured in good faith under procedures approved by the Board of Trustees. As of May 31, 2018, the total market value of these securities was $662,790, which represented 1.40% of the Fund’s net assets.

(d)	May be sold to Institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.

(e)	Rate reported is the current yield as of May 31, 2018.

The following is a summary of the fair valuations according to the inputs used as of May 31, 2018, for valuing the Fund’s assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$31,406,965	$—	$—	$31,406,965
Convertible Preferred Stocks	1,637,000	—	—	1,637,000
Fixed Income	—	3,032,975	—	3,032,975
MLP Investments and Related Companies	9,043,920	662,790	—	9,706,710
Short-Term Investments—Investment Companies	459,298	—	—	459,298

Total Investments in Securities	$42,547,183	$3,695,765	$—	$46,242,948

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the six months ended May 31, 2018, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements (See Note 2).

As of May 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3) (See Note 2).

12	MainStay Cushing Energy Income Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities as of May 31, 2018 (Unaudited)

Assets
Investments, at value (identified cost $40,610,698)	$46,242,948
Receivables:
Dividends and interest	201,604
Investments sold	5,094,256
Fund shares sold	7,870
Prepaid expenses	42,623

Total assets	51,589,301

Liabilities
Payables:
Investments purchased	3,962,689
Professional fees	46,045
Transfer agent (See Note 3)	35,248
Fund shares redeemed	35,215
NYLIFE Distributors (See Note 3)	33,927
Advisory fees (See Note 3)	23,724
Shareholder communication	9,087
Trustees	1,365
Accrued expenses	3,950

Total liabilities	4,151,250

Net assets	$47,438,051

Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$10,334
Additional paid-in capital	279,560,517

279,570,851
Accumulated net investment income (loss)	(3,577,770)
Accumulated net realized gain (loss) on investments	(234,187,309)
Net unrealized appreciation (depreciation) on investments	5,632,279

Net assets	$47,438,051

Class A
Net assets applicable to outstanding shares	$26,461,337

Shares of beneficial interest outstanding	5,713,681

Net asset value per share outstanding	$4.63
Maximum sales charge (5.50% of offering price)	0.27

Maximum offering price per share outstanding	$4.90

Investor Class
Net assets applicable to outstanding shares	$2,746,563

Shares of beneficial interest outstanding	595,322

Net asset value per share outstanding	$4.61
Maximum sales charge (5.50% of offering price)	0.27

Maximum offering price per share outstanding	$4.88

Class C
Net assets applicable to outstanding shares	$11,588,569

Shares of beneficial interest outstanding	2,608,592

Net asset value per share outstanding	$4.44

Class I
Net assets applicable to outstanding shares	$6,641,582

Shares of beneficial interest outstanding	1,416,235

Net asset value per share outstanding	$4.69

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	13

Statement of Operations for the six months ended May 31, 2018 (Unaudited)

Investment Income (Loss)
Income
Dividends and distributions
(Net of return of capital of $862,912) (a)	$378,662
Interest	264,613

Total Income	643,275

Expenses
Manager (See Note 3)	240,522
Distribution/Service—Class A (See Note 3)	35,277
Distribution/Service—Investor Class (See Note 3)	3,445
Distribution/Service—Class C (See Note 3)	60,403
Transfer agent (See Note 3)	72,642
Professional fees	37,259
Registration	35,605
Shareholder communication	18,845
Custodian	3,300
Trustees	1,118
Insurance	366
Miscellaneous	3,825

Total expenses before waiver/reimbursement	512,607
Expense waiver/reimbursement from Manager (see Note 3)	(98,097)

Net expenses	414,510

Net investment income (loss)	228,765

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	2,177,689
Foreign currency transactions	347

Net realized gain (loss) on investments	2,178,036

Net change in unrealized appreciation (depreciation) on investments	3,149,338

Net realized and unrealized gain (loss) on investments	5,327,374

Net increase (decrease) in net assets resulting from operations	$5,556,139

(a)	Dividends and distributions recorded net of foreign withholding taxes in the amount of $41,916.

14	MainStay Cushing Energy Income Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statements of Changes in Net Assets

	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$228,765	$1,039,006
Net realized gain (loss) on investments	2,178,036	(4,431,624)
Net change in unrealized appreciation (depreciation) on investments	3,149,338	618,532

Net increase (decrease) in net assets resulting from operations	5,556,139	(2,774,086)

Dividends and distributions to shareholders:
From net investment income:
Class A	(177,841)	—
Investor Class	(17,462)	—
Class C	(68,403)	—
Class I	(46,638)	—

	(310,344)	—

From return of capital:
Class A	(563,163)	(1,663,000)
Investor Class	(55,296)	(145,368)
Class C	(216,608)	(616,233)
Class I	(147,686)	(740,333)

	(982,753)	(3,164,934)

Total dividends and distributions to shareholders	(1,293,097)	(3,164,934)

Capital share transactions:
Net proceeds from sale of shares	2,377,701	14,019,158
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	1,258,116	2,973,191
Cost of shares redeemed	(17,379,299)	(37,266,196)

Increase (decrease) in net assets derived from capital share transactions	(13,743,482)	(20,273,847)

Net increase (decrease) in net assets	(9,480,440)	(26,212,867)

Net Assets
Beginning of period	56,918,491	83,131,358

End of period	$47,438,051	$56,918,491

Accumulated net investment loss	$(3,577,770)	$(3,496,191)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	15

Financial Highlights selected per share data and ratios

	Six months ended May 31, 2018	Year ended November 30,
Class A	(Unaudited)	2017		2016		2015		2014		2013**
Net asset value at beginning of period	$4.28	$4.61		$4.96		$12.99		$18.23		$19.58

Net investment income (loss) (a)	0.03	0.07		0.06		(0.02)		(0.08)		0.03
Net realized and unrealized gain (loss) on investments	0.44	(0.20)		(0.06)		(7.21)		(3.56)		0.22

Total from investment operations	0.47	(0.13)		0.00		(7.23)		(3.64)		0.25

Less dividends and distributions:
From net investment income	(0.02)	—		(0.02)		—		—		—
From return of capital	(0.10)	(0.20)		(0.33)		(0.80)		(1.60)		(1.60)

Total dividends and distributions	(0.12)	(0.20)		(0.35)		(0.80)		(1.60)		(1.60)

Redemption fees retained (a)(b)	—	—		—		—		0.00	‡	—

Net asset value at end of period	$4.63	$4.28		$4.61		$4.96		$12.99		$18.23

Total investment return (c)	11.00%	(2.77%)		2.17%		(57.56%)		(22.12%)		1.23%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss) (including net deferred income tax benefit (expense))	1.13%††	1.57	% (d)	1.39	%(d)(e)	(0.24	%)(d)(e)	1.75	% (e)	(0.19	%)(e)
Net investment income (loss) (excluding net deferred income tax benefit (expense))	1.13%††	1.56	% (d)	1.33	%(d)(e)	(0.19	%)(d)(e)	(0.53	%)(e)	0.10	% (e)
Net expenses (including net deferred income tax (benefit) expense) (f)	1.45%††	1.44	% (d)	1.47	%(d)(e)	1.79	% (d)(e)	3.02	% (e)	2.29	% (e)
Expenses (before waiver/reimbursement, including net deferred income tax (benefit) expense) (f)	1.84%††	1.65	% (d)	1.85	%(d)(e)	2.04	% (d)(e)	3.19	% (e)	3.80	% (e)
Portfolio turnover rate	18%	51%		64%		95%		27%		62%
Net assets at end of period (in 000’s)	$26,461	$30,582		$42,712		$48,885		$136,037		$50,565

**	This year was audited by a predecessor audit firm whose opinion was unqualified.
††	Annualized.
‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the period.
(b)	Redemption fees were only applicable prior to reorganization. (See Note 1)
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
For periods of less than one year, total return is not annualized.
(d)	Ratios including/excluding net deferred income tax benefit (expense) includes applicable franchise tax expense for the period.
For the year ended November 30, 2017, the Fund received a franchise tax refund in the amount of $(10,487), of which $(5,634) is attributable to Class A.
For the year ended November 30, 2016, the Fund accrued $(55,919) in franchise tax expense, of which $(29,562) is attributable to Class A.
For the year ended November 30, 2015, the Fund accrued $109,516 in franchise tax expense, of which $51,919 is attributable to Class A.
(e)	For the year ended November 30, 2016, the Fund accrued $13,006 in net current tax expense, of which $6,919 is attributable to Class A.
For the year ended November 30, 2015, the Fund received a tax refund in the amount of $6,000, of which $2,773 is attributable to Class A.
For the year ended November 30, 2014, the Fund accrued $65,316 in net current and deferred income tax benefit, of which $(978,230) is attributable to Class A.
For the year ended November 30, 2013, the Fund accrued $71,348 in net current and deferred income tax expense, of which $58,510 is attributable to Class A.
For the period from July 2, 2012 to November 30, 2012, the Fund accrued $31 in net current and deferred income tax benefit, of which $13 is attributable to Class A.
(f)	The ratio of expenses excluding net current and deferred income tax benefit to average net assets before waiver was 1.84%, 1.66%, 1.91%, 1.98%, 1.97% and 3.26% for the period from December 1, 2017 to May 31, 2018 and fiscal years ended November 30, 2017, 2016, 2015, 2014 and 2013, respectively. The ratio of expenses excluding deferred income tax benefit to average net assets after waiver was 1.45%, 1.45%, 1.53%, 1.73% 1.80% and 1.75% for the period from December 1, 2017 to May 31, 2018 and fiscal years ended November 30, 2017, 2016, 2015, 2014 and 2013, respectively.

16	MainStay Cushing Energy Income Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios

	Six months ended May 31, 2018	Year ended November 30,						July 12, 2014** through November 30
Investor Class	(Unaudited)	2017		2016		2015		2014
Net asset value at beginning of period	$4.26	$4.60		$4.95		$12.99		$19.15

Net investment income (loss) (a)	0.02	0.06		0.05		(0.04)		(0.02)
Net realized and unrealized gain (loss) on investments	0.45	(0.20)		(0.05)		(7.20)		(5.34)

Total from investment operations	0.47	(0.14)		0.00		(7.24)		(5.36)

Less dividends and distributions:
From net investment income	(0.02)	—		(0.02)		—		—
From return of capital	(0.10)	(0.20)		(0.33)		(0.80)		(0.80)

Total dividends and distributions	(0.12)	(0.20)		(0.35)		(0.80)		(0.80)

Net asset value at end of period	$4.61	$4.26		$4.60		$4.95		$12.99

Total investment return (b)(c)	11.02%	(3.09%)		1.97%		(57.56%)		(28.99%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss) (including net deferred income tax benefit (expense))	0.89%††	1.47	% (d)	1.25	%(d)(e)	(0.48	%)(d)(e)	1.97	% (e)††
Net investment income (loss) (excluding net deferred income tax benefit (expense))	0.89%††	1.46	% (d)	1.19	%(d)(e)	(0.39	%)(d)(e)	(0.20	%)(e)††
Net expenses (including net deferred income tax (benefit) expense) (f)	1.61%††	1.56	% (d)	1.58	%(d)(e)	1.91	% (d)(e)	(0.55	%)(e)††
Expenses (before waiver/reimbursement, including net deferred income tax (benefit) expense) (f)	1.99%††	1.78	% (d)	1.93	%(d)(e)	2.24	% (d)(e)	(0.45	%)(e)††
Portfolio turnover rate	18%	51%		64%		95%		27%
Net assets at end of period (in 000’s)	$2,746	$2,788		$3,513		$2,554		$908

**	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
For periods of less than one year, total return is not annualized.
(d)	Ratios including/excluding net deferred income tax benefit (expense) includes applicable franchise tax expense for the period.
For the year ended November 30, 2017, the Fund received a franchise tax refund in the amount of $(10,487), of which $(514) is attributable to Investor Class.
For the year ended November 30, 2016, the Fund accrued $(55,919) in franchise tax expense, of which $(2,115) is attributable to Investor Class.
For the year ended November 30, 2015, the Fund accrued $109,516 in franchise tax expense, of which $2,175 is attributable to Investor Class.
(e)	For the year ended November 30, 2016, the Fund accrued $13,006 in net current tax expense, of which $490 is attributable to Investor Class.
For the year ended November 30, 2015, the Fund received a tax refund in the amount of $6,000, of which $70 is attributable to Investor Class.
For the year ended November 30, 2014, the Fund accrued $65,316 in net current and deferred income tax benefit, of which $8,533 is attributable to Investor Class.
(f)	The ratio of expenses excluding net current and deferred income tax benefit to average net assets before waiver was 1.99%, 1.79%, 1.99%, 2.15% and 1.72% for the period from December 1, 2017 to May 31, 2018, fiscal years ended November 30, 2017, 2016, 2015 and the period from July 12, 2014 to November 30, 2014, respectively. The ratio of expenses excluding deferred income tax benefit to average net assets after waiver was 1.61%, 1.57%, 1.64%, 1.82% and 1.62% for the period from December 1, 2017 to May 31, 2018, fiscal years ended November 30, 2017, 2016, 2015 and the period from July 12, 2014 to November 30, 2014, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	17

Financial Highlights selected per share data and ratios

	Six months ended May 31, 2018		Year ended November 30,
Class C	(Unaudited)		2017		2016		2015		2014		2013**
Net asset value at beginning of period	$4.11		$4.44		$4.80		$12.74		$18.04		$19.53

Net investment income (loss) (a)	0.00	‡	0.03		0.02		(0.08)		(0.20)		(0.11)
Net realized and unrealized gain (loss) on investments	0.43		(0.19)		(0.05)		(7.06)		(3.50)		0.22

Total from investment operations	0.43		(0.16)		(0.03)		(7.14)		(3.70)		0.11

Less dividends and distributions:
From net investment income	(0.02)		—		(0.02)		—		—		—
From return of capital	(0.08)		(0.17)		(0.31)		(0.80)		(1.60)		(1.60)

Total dividends and distributions	(0.10)		(0.17)		(0.33)		(0.80)		(1.60)		(1.60)

Redemption fees retained (a)(b)	—		—		—		—		0.00	‡	—

Net asset value at end of period	$4.44		$4.11		$4.44		$4.80		$12.74		$18.04

Total investment return (c)	10.53%		(3.71%)		1.29%		(57.93%)		(22.71%)		0.48%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss) (including net deferred income tax benefit (expense))	0.18	%††	0.73	% (d)	0.53	%(d)(e)	(1.04	%)(d)(e)	(0.93	%)(e)	(0.94	%)(e)
Net investment income (loss) (excluding net deferred income tax benefit (expense))	0.18	%††	0.72	% (d)	0.47	%(d)(e)	(0.98	%)(d)(e)	(1.21	%)(e)	(0.65	%)(e)
Net expenses (including net deferred income tax (benefit) expense) (f)	2.36	%††	2.31	% (d)	2.35	%(d)(e)	2.59	% (d)(e)	2.23	% (e)	3.04	% (e)
Expenses (before waiver/reimbursement, including net deferred income tax (benefit) expense) (f)	2.74	%††	2.53	% (d)	2.73	%(d)(e)	2.85	% (d)(e)	2.38	% (e)	4.55	% (e)
Portfolio turnover rate	18%		51%		64%		95%		27%		62%
Net assets at end of period (in 000’s)	$11,589		$12,644		$19,075		$25,053		$48,574		$8,379

**	This year was audited by a predecessor audit firm whose opinion was unqualified.
††	Annualized.
‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the period.
(b)	Redemption fees were only applicable prior to reorganization. (See Note 1)
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
For periods of less than one year, total return is not annualized.
(d)	Ratios including/excluding net deferred income tax benefit (expense) includes applicable franchise tax expense for the period.
For the year ended November 30, 2017, the Fund received a franchise tax refund in the amount of $(10,487), of which $(2,338) is attributable to Class C.
For the year ended November 30, 2016, the Fund accrued $(55,919) in franchise tax expense, of which $(13,411) is attributable to Class C.
For the year ended November 30, 2015, the Fund accrued $109,516 in franchise tax expense, of which $26,603 is attributable to Class C.
(e)	For the year ended November 30, 2016, the Fund accrued $13,006 in net current tax expense, of which $3,142 is attributable to Class C.
For the year ended November 30, 2015, the Fund received a tax refund in the amount of $6,000, of which $1,344 is attributable to Class C.
For the year ended November 30, 2014, the Fund accrued $65,316 in net current and deferred income tax benefit, of which $62,248 is attributable to Class C.
For the year ended November 30, 2013, the Fund accrued $71,348 in net current and deferred income tax expense, of which $10,203 is attributable to Class C.
(f)	The ratio of expenses excluding net current and deferred income tax benefit to average net assets before waiver was 2.74%, 2.54%, 2.79%, 2.79%, 2.66% and 4.26% for the period from December 1, 2017 to May 31, 2018 and fiscal years ended November 30, 2017, 2016, 2015, 2014 and 2013, respectively. The ratio of expenses excluding deferred income tax benefit to average net assets after waiver was 2.36%, 2.32%, 2.41%, 2.53%, 2.51% and 2.75% for the period from December 1, 2017 to May 31, 2018 and fiscal years ended November 30, 2017, 2016, 2015, 2014 and 2013, respectively.

18	MainStay Cushing Energy Income Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios

	Six months ended May 31, 2018	Year ended November 30,
Class I	(Unaudited)	2017		2016		2015		2014		2013**
Net asset value at beginning of period	$4.33	$4.67		$5.01		$13.08		$18.30		$19.60

Net investment income (loss) (a)	0.03	0.09		0.06		(0.00	)‡	(0.02)		0.08
Net realized and unrealized gain (loss) on investments	0.46	(0.22)		(0.04)		(7.27)		(3.60)		0.22

Total from investment operations	0.49	(0.13)		0.02		(7.27)		(3.62)		0.30

Less dividends and distributions:
From net investment income	(0.02)	—		(0.02)		—		—		—
From return of capital	(0.11)	(0.21)		(0.34)		(0.80)		(1.60)		(1.60)

Total dividends and distributions	(0.13)	(0.21)		(0.36)		(0.80)		(1.60)		(1.60)

Net asset value at end of period	$4.69	$4.33		$4.67		$5.01		$13.08		$18.30

Total investment return (b)	11.30%	(2.69%)		2.54%		(57.47%)		(21.92%)		1.49%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss) (including net deferred income tax benefit (expense))	1.24%††	2.03	% (c)	1.53	%(c)(d)	(0.03	%)(c)(d)	4.33	% (d)	0.06	%(d)
Net investment income (loss) (excluding net deferred income tax benefit (expense))	1.24%††	2.02	% (c)	1.47	%(c)(d)	0.02	% (c)(d)	(0.01	%)(d)	0.35	%(d)
Net expenses (including net deferred income tax (benefit) expense) (e)	1.20%††	1.19	% (c)	1.23	%(c)(d)	1.54	% (c)(d)	(2.94	%)(d)	2.04	%(d)
Expenses (before waiver/reimbursement, including net deferred income tax (benefit) expense) (e)	1.59%††	1.41	% (c)	1.62	%(c)(d)	1.76	% (c)(d)	(2.83	%)(d)	3.55	%(d)
Portfolio turnover rate	18%	51%		64%		95%		27%		62%
Net assets at end of period (in 000’s)	$6,642	$10,904		$17,831		$26,161		$94,975		$1,667

**	This year was audited by a predecessor audit firm whose opinion was unqualified.
††	Annualized.
‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Ratios including/excluding net deferred income tax benefit (expense) includes applicable franchise tax expense for the period.
For the year ended November 30, 2017, the Fund received a franchise tax refund in the amount of $(10,487), of which $(2,001)is attributable to Class I.
For the year ended November 30, 2016, the Fund accrued $(55,919) in franchise tax expense, of which $(10,831) is attributable to Class I.
For the year ended November 30, 2015, the Fund accrued $109,516 in franchise tax expense, of which $28,819 is attributable to Class I.
(d)	For the year ended November 30, 2016, the Fund accrued $13,006 in net current tax expense, of which $2,455 is attributable to Class I.
For the year ended November 30, 2015, the Fund received a tax refund in the amount of $6,000, of which $1,813 is attributable to Class I.
For the year ended November 30, 2014, the Fund accrued $65,316 in net current and deferred income tax benefit, of which $972,765 is attributable to Class I.
For the year ended November 30, 2013, the Fund accrued $71,348 in net current and deferred income tax expense, of which $2,635 is attributable to Class I.
(e)	The ratio of expenses excluding net current and deferred income tax benefit to average net assets before waiver was 1.59%, 1.42% 1.68%, 1.71%, 1.52% and 3.26% for the period from December 1, 2017 to May 31, 2018 and fiscal years ended November 30, 2017, 2016, 2015, 2014 and 2013, respectively. The ratio of expenses excluding deferred income tax benefit to average net assets after waiver was 1.20%, 1.20%, 1.29%, 1.48%, 1.41% and 1.75% for the period from December 1, 2017 to May 31, 2018 and fiscal years ended November 30, 2017, 2016, 2015, 2014 and 2013, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	19

MainStay Cushing MLP Premier Fund

Investment and Performance Comparison1 (Unaudited)

Performance data quoted represents past performance. Past performance is no guarantee of future results. Because of market volatility and other factors, current performance may be lower or higher than the figures shown. Investment return and principal value will fluctuate, and as a result, when shares are redeemed, they may be worth more or less than their original cost. The graph below depicts the historical performance of Class I shares of the Fund. Performance will vary from class to class based on differences in class-specific expenses and sales charges. For performance information current to the most recent month-end, please call 800-MAINSTAY (624-6782) or visit nylinvestments.com/funds.

Average Annual Total Returns for the Period Ended May 31, 2018

Class	Sales Charge		Inception Date	Six Months	One Year	Five Years or Since Inception	Since Inception	Gross Expense Ratio[2]
Class A Shares[3]	Maximum 5.5% Initial Sales Charge	With sales charge Excluding sales charge	10/20/2010	1.75 7.67%	–4.76 0.78%	–3.58 –2.48%	0.20 0.95%	1.50 1.50%
Investor Class Shares	Maximum 5.5% Initial Sales Charge	With sales charge Excluding sales charge	7/11/2014	1.83 7.76	–4.68 0.86	–9.57 –8.25	–9.57 –8.25	1.52 1.52
Class C Shares[3]	Maximum 1% CDSC if Redeemed Within One Year of Purchase	With sales charge Excluding sales charge	10/20/2010	6.25 7.25	–0.82 0.07	–3.21 –3.21	0.18 0.18	2.27 2.27
Class I Shares[3]	No Sales Charge		10/20/2010	7.83	1.08	–2.22	1.20	1.25

1.	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, if any, changes in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown above and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations (if any), please refer to the Notes to Financial Statements.
2.	The gross expense ratios presented reflect the Fund’s “Total Annual Fund Operating Expenses” from the most recent Prospectus and may differ from other expense ratios disclosed in this report.
3.	Performance figures for Class A shares, Class C shares and Class I shares reflect the historical performance of the then–existing Class A shares, Class C shares and Class I shares, respectively, of the Cushing® MLP Premier Fund (the predecessor to the Fund, which was subject to a different fee structure) for periods prior to July 12, 2014. The Cushing® MLP Premier Fund commenced operations on October 20, 2010.

The footnotes on the next page are an integral part of the table and graph and should be carefully read in conjunction with them.

20	MainStay Cushing MLP Premier Fund

Benchmark Performance	Six Months	One Year	Five Years	Since Inception
S&P 500® Index[4]	3.16%	14.38%	12.98%	13.92%
Alerian MLP Index[5]	5.71	–3.71	–3.20	3.14
Morningstar Energy Limited Partnership Category Average[6]	3.91	–2.21	–2.64	2.36

4.	The S&P 500® Index is the Fund’s primary benchmark. “S&P 500®” is a trademark of The McGraw-Hill Companies, Inc. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
5.	The Alerian MLP Index is the Fund’s secondary benchmark. The Alerian MLP Index is an unmanaged, capped, float-adjusted, capitalization-weighted index and a leading gauge of energy MLPs.
6.

The Morningstar Energy Limited Partnership Category Average is representative of funds that invest primarily a significant amount of their portfolio in energy master limited partnerships. These include but are not limited to limited partnerships specializing in midstream operations in the energy industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

The footnotes on the preceding page are an integral part of the table and graph and should be carefully read in conjunction with them.

21

Cost in Dollars of a $1,000 Investment in MainStay Cushing MLP Premier Fund (Unaudited)

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from December 1, 2017, to May 31, 2018, and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from December 1, 2017, to May 31, 2018.

This example illustrates your Fund’s ongoing costs in two ways:

Actual Expenses

The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended May 31, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class	Beginning Account Value 12/1/17	Ending Account Value (Based on Actual Returns and Expenses) 5/31/18	Expenses Paid During Period[1]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 5/31/18	Expenses Paid During Period[1]	Net Expense Ratio During Period[2]

Class A Shares	$1,000.00	$1,076.70	$7.77	$1,017.45	$7.54	1.50%

Investor Class Shares	$1,000.00	$1,077.60	$7.93	$1,017.30	$7.70	1.53%

Class C Shares	$1,000.00	$1,072.50	$11.78	$1,013.56	$11.45	2.28%

Class I Shares	$1,000.00	$1,078.30	$6.48	$1,018.70	$6.29	1.25%

1.	Expenses are equal to the Fund’s annualized expense ratio of each class multiplied by the average account value over the period, divided by 365 and multiplied by 182 (to reflect the six-month period). Expenses for the six-month period ended May 31, 2018 excluded a franchise tax expense to the Fund that equaled 0.01% for Class A, 0.01% for Investor Class, 0.01% for Class C, and 0.01% for Class I. The table above represents the actual expenses incurred during the six-month period.
2.	Expenses are equal to the Fund’s annualized expense ratio to reflect the six-month period.

22	MainStay Cushing MLP Premier Fund

Portfolio Composition as of May 31, 2018(1) (Unaudited)

(Expressed as a Percentage of Total Investments)

See Portfolio of Investments beginning on page 26 for specific holdings within these categories.

Top Ten Holdings as of May 31, 2018 (excluding short-term investments) (Unaudited)

1.	Energy Transfer Partners, L.P.

2.	Enterprise Products Partners, L.P.

3.	Williams Partners, L.P.

4.	Targa Resources Corporation

5.	DCP Midstream Partners, L.P.
6.	EnLink Midstream Partners, L.P.

7.	MPLX, L.P.

8.	ONEOK, Inc.

9.	Western Gas Partners, L.P.

10.	Plains All American Pipeline, L.P.

(1)	Fund holdings and sector allocations are subject to change, and there is no assurance that the Fund will continue to hold any particular security.
(2)	MLPs and Related Companies
(3)	Preferred Stocks
(4)	Common Stocks

23

Portfolio Management Discussion and Analysis (Unaudited)

Questions answered by portfolio managers Jerry V. Swank and Kevin P. Gallagher, CFA, of Cushing Asset Management, LP, the Fund’s Subadvisor.

How did MainStay Cushing MLP Premier Fund perform relative to its primary benchmark and peers during the six months ended May 31, 2018?

Excluding all sales charges, MainStay Cushing MLP Premier Fund returned 7.67% for Class A shares, 7.76% for Investor Class shares and 7.25% for Class C shares for the six months ended May 31, 2018. Over the same period, Class I shares returned 7.83%. For the six months ended May 31, 2018, all share classes outperformed the 3.16% return of the S&P 500® Index,1 which is the Fund’s broad-based securities-market index; the 5.71% return of the Alerian MLP Index,1 which is the Fund’s secondary benchmark; and the 3.91% return of the Morningstar Energy Limited Partnership Category Average.2 See page 20 for Fund returns with applicable sales charges.

What factors affected the Fund’s relative performance during the reporting period?

During the reporting period, the Fund outperformed the S&P 500® Index. While the S&P 500® Index tracks the performance of stocks in a wide variety of sectors, the Fund’s portfolio is focused on companies in the energy, industrials and manufacturing market segments. Midstream equities enjoyed improving fundamentals, including positive earnings reports, constructive forward guidance, higher commodity prices, increased throughput, and steps to improve balance sheets, distribution coverage and cost of capital. In addition, midstream equities were favorably influenced by sentiment/performance of the broader energy group, which included oilfield services and exploration & production (“E&P”) equities. The energy company components outperformed the performance of the overall S&P 500® Index, driven in large part by higher commodity prices, increased domestic activity/production and favorable dynamics in global crude oil inventory.

Which subsectors were the strongest contributors to the Fund’s relative performance, and which subsectors were particularly weak?

The subsectors that made the strongest positive contributions to the Fund’s performance relative to the S&P 500® Index were natural gas gatherers & processors, large-cap diversified MLPs, and large-cap diversified C corporations. (Contributions take weightings and total returns into account.) The subsectors that made the weakest contributions to the Fund’s relative performance each had negative total returns, and included natural gas transportation & storage, crude oil & refined products, and small cap midstream.

During the reporting period, which individual holdings made the strongest contributions to the Fund’s absolute performance and which holdings detracted the most?

The stocks that made the strongest positive contributions to the Fund’s absolute performance during the reporting period were ONEOK Inc., a large-cap diversified C corporation; Crestwood Equity Partners, L.P., a natural gas gatherers & processors MLP; and Energy Transfer Partners, L.P., a large-cap diversified MLP. Early in 2018, ONEOK issued a series of new project announcements totaling $3.7 billion, the largest of which is a greenfield natural gas liquids (NGL) pipeline (“Elk Creek”) out of the Bakken for $1.4 billion at returns that we believed were attractive. Crestwood benefited from optimism regarding improved operating performance and expectations for increased unit-holder returns following project execution and prior structural reforms. Energy Transfer Partners benefited from, among other things, strong year-over-year reported results during the reporting period (including healthy marketing gains from wide commodity price differentials), new project announcements (including a potential long-haul Permian basin crude oil takeaway line), Federal Energy Regulatory Commission (“FERC”) approval to place additional pipeline system facilities in service and from management’s disclosure that the company’s parent intends to purchase the MLP in a simplification transaction.

The stocks with the weakest contributions—each of which detracted from the Fund’s absolute performance—were Enbridge Energy Partners, L.P., a crude oil & refined products MLP; Boardwalk Pipeline Partners, L.P., a natural gas transportation & storage MLP; and EQT Midstream Partners, L.P., a natural gas transportation & storage MLP. Enbridge’s parent announced plans to acquire the MLP after a surprise negative FERC ruling, which would eliminate the income-tax allowance in determining pipeline tariffs under a cost-of-service mechanism. This ruling was detrimental to the MLP’s business and cost of capital. Although the FERC ruling appeared to have only a modest negative impact on Boardwalk’s near-term business, its parent announced that it would also consider acquiring the MLP. The Fund exited its positions in both Enbridge and Boardwalk during the reporting period. We believed that EQT Midstream Partners appeared to suffer from continued regulatory issues with its Mountain Valley project as well as uncertainty/disapproval regarding the outcome of a structural simplification proposal for its family of stocks.

Did the Fund make any significant purchases or sales during the reporting period?

The Fund made a significant purchase of Kinder Morgan Inc., a large-cap diversified C corporation, given our opinion of the company’s value with lowered risk following the market volatility

1.	See footnote on page 21 for more information on this index.
2.	See footnote on page 21 for more information on the Morningstar Energy Limited Partnership Category Average.

24	MainStay Cushing MLP Premier Fund

of early 2018. We also considered the Canadian government’s stated support of the Trans Mountain project. It was ultimately agreed that the project would be sold to the government. The Fund also established a position in Antero Midstream Partners, L.P., a natural gas gatherers & processors MLP, which in our opinion had high quality growth prospects in the Marcellus Shale as well as an expected near-term resolution to the family’s formal strategic review.

During the reporting period, the Fund exited its position in Andeavor Logistics, L.P., a crude oil & refined products MLP, because of an expected merger between the partnership and another Fund holding, MPLX, L.P. The Fund also exited its position in Shell Midstream Partners, L.P., a crude oil & refined products MLP, given its relatively high cash flow burden to the parent, the uncertainty of a resolution and a challenging environment for the “drop-down” acquisition model in general. (A drop-down transaction is one in which a sponsor sells assets to an associated MLP.)

How did the Fund’s subsector weightings change during the reporting period?

During the reporting period, the Fund increased exposure to large-cap diversified C corporations and large-cap diversified MLPs. Over the same period, the Fund reduced its exposure to the crude oil & refined products subsector and the natural gas transportation & storage subsector.

How was the Fund positioned at the end of the reporting period?

As of May 31, 2018, the Fund’s largest subsector positions, which represented more than half of the Fund’s exposure in total, were large cap diversified MLPs and natural gas gatherers & processors.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

25

Portfolio of Investments May 31, 2018 (Unaudited)

	Shares	Value
Common Stocks 17.4%†
Diversified General Partners 4.9%
United States 4.9%
♦ONEOK, Inc.	997,876	$68,015,228

General Partners 5.9%
United States 5.9%
♦Targa Resources Corporation	1,674,975	81,454,035

Large Cap Diversified 3.9%
United States 3.9%
Kinder Morgan, Inc.	3,210,000	53,542,800

Natural Gas Gatherers & Processors 2.7%
United States 2.7%
Pembina Pipeline Corporation	1,100,000	38,247,000

Total Common Stocks (Cost $191,822,869)		241,259,063

MLP Investments and Related Companies 77.8%
Crude Oil & Refined Products 5.9%
United States 5.9%
♦MPLX, L.P.	1,918,126	68,879,905
NuStar Energy, L.P.	299,661	7,323,715
Shell Midstream Partners, L.P.	228,434	5,114,637

		81,318,257

General Partners 9.7%
United States 9.7%
Alliance Resource Partners, L.P.	1,400,000	26,950,000
Crestwood Equity Partners, L.P.	1,545,000	51,912,000
Energy Transfer Equity, L.P.	3,177,200	54,902,016

		133,764,016

Large Cap Diversified 28.3%
United States 28.3%
♦Energy Transfer Partners, L.P.	6,756,368	128,303,428
♦Enterprise Products Partners, L.P.	3,369,750	97,385,775
Magellan Midstream Partners, L.P.	381,615	26,674,888
♦Plains All American Pipeline, L.P.	2,362,805	55,525,918
♦Williams Partners, L.P.	2,106,000	83,818,800

		391,708,809

Natural Gas Gatherers & Processors 22.2%
United States 22.2%
Antero Midstream Partners, L.P.	1,405,103	42,504,366
♦DCP Midstream Partners, L.P.	1,811,000	75,899,010
Enable Midstream Partners, L.P.	2,275,000	37,628,500
♦EnLink Midstream Partners, L.P.	4,201,700	71,849,070

	Shares	Value
Natural Gas Gatherers & Processors (continued)
United States (continued)
Summit Midstream Partners, L.P.	1,016,000	$16,510,000
♦Western Gas Partners, L.P.	1,218,600	62,965,062

		307,356,008

Natural Gas Transportation & Storage 2.0%
United States 2.0%
EQT Midstream Partners, L.P.	500,000	27,915,000

Oil & Gas Storage & Transportation 3.8%
United States 3.8%
Phillips 66 Partners, L.P.	1,022,000	53,450,600

Propane 1.0%
United States 1.0%
NGL Energy Partners, L.P.	1,310,153	14,018,637

Shipping 2.0%
Republic of the Marshall Islands 2.0%
Golar LNG Partners, L.P.	1,625,000	27,251,250

Utilities 2.9%
United States 2.9%
NextEra Energy Partners, L.P.	900,000	40,464,000

Total MLP Investments and Related Companies (Cost $836,104,037)		1,077,246,577

Preferred Stocks 0.9%
Crude Oil & Refined Products 0.9%
United States 0.9%
Blueknight Energy Partners, L.P. (a)	1,902,541	12,081,135

Total Preferred Stocks (Cost $14,022,512)		12,081,135

†	Calculated as a percentage of net assets applicable to common shareholders.
♦	Among the Portfolio’s 10 largest holdings or issuers held, as of May 31, 2018, excluding short-term investments. May be subject to change daily.

26	MainStay Cushing MLP Premier Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	Shares	Value
Short-Term Investments—Investment Companies 4.5%
United States 4.5%
Fidelity Government Portfolio Fund—Institutional Class, 1.64% (b)	15,543,755	$15,543,755
First American Prime Obligations Fund—Class Z, 1.60% (b)	15,543,755	15,543,755
Invesco Short-Term Government & Agency Portfolio—Institutional Class, 1.64% (b)	15,543,756	15,543,756
Morgan Stanley Institutional Liquidity Funds—Government Portfolio—Institutional Class, 1.66% (b)	15,543,756	15,543,756

Total Short-Term Investments—Investment Companies (Cost $62,175,022)		62,175,022

Total Investments (Cost $1,104,124,440)	100.6%	1,392,761,797
Other Assets, Less Liabilities	(0.6)	(8,231,391)
Net Assets	100.0%	$1,384,530,406
(a)	Illiquid security—As of May 31, 2018, the total market value of securities deemed illiquid under procedures approved by the Board of Trustees was $12,081,135, which represented 0.87% of the Fund’s net assets.

(b)	Rate reported is the current yield as of May 31, 2018.

The following is a summary of the fair valuations according to the inputs used as of May 31, 2018, for valuing the Fund’s assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$241,259,063	$—	$—	$241,259,063
MLP Investments and Related Companies	1,077,246,577	—	—	1,077,246,577
Preferred Stocks	12,081,135	—	—	12,081,135
Short-Term Investments—Investment Companies	62,175,022	—	—	62,175,022

Total Investments in Securities	$1,392,761,797	$—	$—	$1,392,761,797

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the six months ended May 31, 2018, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements (See Note 2).

As of May 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3) (See Note 2).

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	27

Statement of Assets and Liabilities as of May 31, 2018 (Unaudited)

Assets
Investments, at value (identified cost $1,104,124,440)	$1,392,761,797
Receivables:
Investments sold	98,053,785
Fund shares sold	6,629,593
Dividends and interest	70,649
Prepaid expenses	65,836

Total assets	1,497,581,660

Liabilities
Payables:
Investments purchased	104,183,544
Fund shares redeemed	6,597,620
Advisory fees (See Note 3)	1,251,382
NYLIFE Distributors (See Note 3)	430,772
Transfer agent (See Note 3)	216,395
Distributions payable	137,906
Professional fees	109,546
Shareholder communication	33,332
Trustees	8,875
Custodian	4,970
Franchise taxes	74,157
Accrued expenses	2,755

Total liabilities	113,051,254

Net assets	$1,384,530,406

Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$118,038
Additional paid-in capital	1,672,569,942

1,672,687,980
Accumulated net investment income (loss), net of income taxes	(114,544,323)
Accumulated net realized gain (loss) on investments, net of income taxes	(402,956,999)
Net unrealized appreciation (depreciation) on investments, net of income taxes	229,343,748

Net assets	$1,384,530,406

Class A
Net assets applicable to outstanding shares	$292,940,660

Shares of beneficial interest outstanding	24,578,703

Net asset value per share outstanding	$11.92
Maximum sales charge (5.50% of offering price)	0.69

Maximum offering price per share outstanding	$12.61

Investor Class
Net assets applicable to outstanding shares	$2,938,567

Shares of beneficial interest outstanding	246,374

Net asset value per share outstanding	$11.93
Maximum sales charge (5.50% of offering price)	0.69

Maximum offering price per share outstanding	$12.62

Class C
Net assets applicable to outstanding shares	$444,155,587

Shares of beneficial interest outstanding	40,542,054

Net asset value per share outstanding	$10.96

Class I
Net assets applicable to outstanding shares	$644,495,592

Shares of beneficial interest outstanding	52,671,165

Net asset value per share outstanding	$12.24

28	MainStay Cushing MLP Premier Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the six months ended May 31, 2018 (Unaudited)

Investment Income (Loss)
Income
Dividends and distributions
(Net of return of capital of $47,740,256)	$2,692,775
Interest	236,981

Total income	2,929,756

Expenses
Manager (See Note 3)	7,169,328
Distribution/Service—Class A (See Note 3)	347,107
Distribution/Service—Investor Class (See Note 3)	3,433
Distribution/Service—Class C (See Note 3)	2,215,099
Transfer agent (See Note 3)	643,713
Shareholder communication	146,504
Professional fees	120,812
Registration	72,788
Franchise tax	40,143
Trustees	17,260
Custodian	8,206
Insurance	7,407
Miscellaneous	19,267

Net expenses	10,811,067

Net investment income (loss)	(7,881,311)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(34,256,803)
Net change in unrealized appreciation (depreciation) on investments	136,062,568

Net realized and unrealized gain (loss) on investments	101,805,765

Net increase (decrease) in net assets resulting from operations	$93,924,454

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	29

Statements of Changes in Net Assets

	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(7,881,311)	$(20,054,723)
Net realized gain (loss) on investments	(34,256,803)	18,375,748
Net change in unrealized appreciation (depreciation) on investments	136,062,568	(118,294,339)

Net increase (decrease) in net assets resulting from operations	93,924,454	(119,973,314)

Dividends and distributions to shareholders:
From return of capital:
Class A	(15,807,099)	(30,785,026)
Investor Class	(156,426)	(319,920)
Class C	(27,049,615)	(55,669,593)
Class I	(32,385,167)	(55,093,925)

Total dividends and distributions to shareholders	(75,398,307)	(141,868,464)

Capital share transactions:
Net proceeds from sale of shares	335,840,575	524,757,498
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	74,587,968	136,247,825
Cost of shares redeemed	(293,762,701)	(533,610,593)

Increase (decrease) in net assets derived from capital share transactions	116,665,842	127,394,730

Net increase (decrease) in net assets	135,191,989	(134,447,048)

Net Assets
Beginning of period	1,249,338,417	1,383,785,465

End of period	$1,384,530,406	$1,249,338,417

Accumulated net investment income (loss), net of income taxes	$(114,544,323)	$(106,663,012)

30	MainStay Cushing MLP Premier Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios

	Six months ended May 31, 2018		Year ended November 30,
Class A	(Unaudited)		2017		2016		2015		2014		2013***
Net asset value at beginning of period	$11.71		$14.09		$14.47		$22.15		$21.36		$19.48

Net investment income (loss) (a)	(0.06)		(0.17)		(0.16)		0.03		(0.09)		(0.12)
Net realized and unrealized gain (loss) on investments	0.94		(0.87)		1.23		(6.37)		2.21		3.34

Total from investment operations	0.88		(1.04)		1.07		(6.34)		2.12		3.22

Less dividends and distributions:
From net investment income	—		—		—		—		(0.59)		—
From return of capital	(0.67)		(1.34)		(1.45)		(1.34)		(0.75)		(1.34)

Total dividends and distributions	(0.67)		(1.34)		(1.45)		(1.34)		(1.34)		(1.34)

Redemption fees retained (a)(b)	—		—		—		—		0.01		0.00	‡

Net asset value at end of period	$11.92		$11.71		$14.09		$14.47		$22.15		$21.36

Total investment return (c)	7.67%		(8.19%)		8.75%		(29.92%)		10.00%		16.91%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss) (including net deferred income tax benefit (expense))	(1.05	%)(d)††	(1.21	%)(d)	(1.21	%)(d)	8.32	% (d)(e)	(6.46	%)(e)	(9.12	%)(e)
Net investment income (loss) (excluding net deferred income tax benefit (expense))	(1.04	%)(d)††	(1.20	%)(d)	(1.22	%)(d)	(0.24	%)(d)(e)	(0.97	%)(e)	(1.18	%)(e)
Net expenses (including net deferred income tax (benefit) expense) (f)	1.51	% (d)††	1.51	% (d)	1.52	% (d)	(7.07	%)(d)(e)	7.08	% (e)	9.59	% (e)
Expenses (before waiver/recoupment, including net deferred income tax (benefit) expense) (f)	1.51	% (d)††	1.51	% (d)	1.52	% (d)	(7.07	%)(d)(e)	7.03	% (e)	9.57	% (e)
Portfolio turnover rate	28%		29%		52%		32%		21%		27%
Net assets at end of period (in 000’s)	$292,941		$264,449		$360,473		$317,903		$531,607		$487,318

***	This year was audited by a predecessor audit firm whose opinion was unqualified.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Redemption fees were only applicable prior to reorganization. (See Note 1)
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
For periods of less than one year, total return is not anualized.
(d)	Ratios including/excluding net deferred income tax benefit (expense) includes applicable franchise tax expense for the period.
For the period from December 1, 2017 to May 31, 2018, the Fund accrued $40,143 in franchise tax expense, of which $8,541 is attributable to Class A.
For the year ended November 30, 2017, the Fund accrued $131,121 in franchise tax expense, of which $29,083 is attributable to Class A.
For the year ended November 30, 2016, the Fund accrued $(43,881) in franchise tax expense, of which $(14,819) is attributable to Class A.
For the year ended November 30, 2015, the Fund accrued $517,762 in franchise tax expense, of which $128,449 is attributable to Class A.
(e)	For the year ended November 30, 2015, the Fund accrued $154,807,419 in net deferred income tax benefit, of which $39,834,200 is attributable to Class A.
For the year ended November 30, 2014, the Fund accrued $70,224,241 in net deferred income tax expense, of which $30,305,000 is attributable to Class A.
For the year ended November 30, 2013, the Fund accrued $77,002,011 in net deferred income tax expense, of which $31,765,943 is attributable to Class A.
(f)	The ratio of expenses excluding net deferred income tax expense to average net assets before waiver and recoupment was 1.50%, 1.50%, 1.53%, 1.49%, 1.54% and 1.63% for the period from December 1, 2017 to May 31, 2018 and fiscal years ended November 30, 2017, 2016, 2015, 2014 and 2013, respectively. The ratio of expenses excluding net deferred income tax expense to average net assets after waiver and recoupment was 1.50%, 1.50%, 1.53%, 1.49%, 1.59% and 1.65% for the period from December 1, 2017 to May 31, 2018 and fiscal years ended November 30, 2017, 2016, 2015, 2014 and 2013, respectively. The Predecessor Fund recouped waived expenses for the period from December 1, 2013 through July 11, 2014.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	31

Financial Highlights selected per share data and ratios

	Six months ended May 31, 2018		Year ended November 30,						July 12, 2014** through November 30,
Investor Class	(Unaudited)		2017		2016		2015		2014
Net asset value at beginning of period	$11.71		$14.09		$14.47		$22.15		$24.02

Net investment income (loss) (a)	(0.06)		(0.17)		(0.15)		(0.00	)‡	(0.03)
Net realized and unrealized gain (loss) on investments	0.95		(0.87)		1.22		(6.34)		(1.17)

Total from investment operations	0.89		(1.04)		1.07		(6.34)		(1.20)

Less dividends and distributions:
From net investment income	—		—		—		—		(0.29)
From return of capital	(0.67)		(1.34)		(1.45)		(1.34)		(0.38)

Total dividends and distributions	(0.67)		(1.34)		(1.45)		(1.34)		(0.67)

Net asset value at end of period	$11.93		$11.71		$14.09		$14.47		$22.15

Total investment return (b)	7.76%		(8.19%)		8.75%		(29.91	%)(c)	(5.12	%)(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss) (including net deferred income tax benefit (expense))	(1.09	%)(d)††	(1.22	%)(d)	(1.16	%)(d)	8.17	% (d)(e)	2.79	% (e)††
Net investment income (loss) (excluding net deferred income tax benefit (expense))	(1.08	%)(d)††	(1.21	%)(d)	(1.16	%)(d)	(0.38	%)(d)(e)	(0.52	%)(e)††
Net expenses (including net deferred income tax (benefit) expense) (f)	1.54	% (d)††	1.53	% (d)	1.55	% (d)	(7.05	%)(d)(e)	(1.80	%)(e)††
Expenses (before waiver, including net deferred income tax (benefit) expense) (f)	1.54	% (d)††	1.53	% (d)	1.55	% (d)	(7.05	%)(d)(e)	(1.80	%)(e)††
Portfolio turnover rate	28%		29%		52%		32%		21%
Net assets at end of period (in 000’s)	$2,938		$2,616		$3,157		$2,631		$1,310

**	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	Ratios including/excluding net deferred income tax benefit (expense) includes applicable franchise tax expense for the period.
For the period from December 1, 2017 to May 31, 2018, the Fund accrued $40,143 in franchise tax expense, of which $84 is attributable to Investor Class.
For the year ended November 30, 2017, the Fund accrued $131,121 in franchise tax expense, of which $333 is attributable to Investor Class.
For the year ended November 30, 2016, the Fund accrued $(43,881) in franchise tax expense, of which $(50) is attributable to Investor Class.
For the year ended November 30, 2015, the Fund accrued $517,762 in franchise tax expense, of which $830 is attributable to Investor Class.
(e)	For the year ended November 30, 2015, the Fund accrued $154,807,419 in net deferred income tax benefit, of which $202,049 is attributable to Investor Class. For the period from July 12, 2014 to November 30, 2014, the Fund accrued $70,224,241 in net deferred income tax expense, of which $17,830 of deferred income tax benefit is attributable to Investor Class.
(f)	The ratio of expenses excluding net deferred income tax expense to average net assets before waiver was 1.53%, 1.52%, 1.55%, 1.50% and 1.51%, for the period from December 1, 2017 to May 31, 2018, fiscal years ended November 30, 2017, 2016, 2015 and the period from July 12, 2014 to November 30, 2014, respectively. The ratio of expenses excluding net deferred income tax expense to average net assets after waiver was 1.53%, 1.52%, 1.55%, 1.50% and 1.51% for the period from December 1, 2017 to May 31, 2018, fiscal years ended November 30, 2017, 2016, 2015 and the period from July 12, 2014 to November 30, 2014, respectively.

32	MainStay Cushing MLP Premier Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios

	Six months ended May 31, 2018		Year ended November 30,
Class C	(Unaudited)		2017		2016		2015		2014		2013***
Net asset value at beginning of period	$10.86		$13.26		$13.81		$21.36		$20.79		$19.14

Net investment income (loss) (a)	(0.10)		(0.25)		(0.24)		(0.12)		(0.25)		(0.27)
Net realized and unrealized gain (loss) on investments	0.87		(0.81)		1.14		(6.09)		2.16		3.26

Total from investment operations	0.77		(1.06)		0.90		(6.21)		1.91		2.99

Less dividends and distributions:
From net investment income	—		—		—		—		(0.59)		—
From return of capital	(0.67)		(1.34)		(1.45)		(1.34)		(0.75)		(1.34)

Total dividends and distributions	(0.67)		(1.34)		(1.45)		(1.34)		(1.34)		(1.34)

Redemption fees retained (a)(b)	—		—		—		—		0.00	‡	0.00	‡

Net asset value at end of period	$10.96		$10.86		$13.26		$13.81		$21.36		$20.79

Total investment return (c)	7.25%		(8.88%)		7.89%		(30.43%)		9.19%		16.05%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss) (including net deferred income tax benefit (expense))	(1.82	%)(d)††	(1.99	%)(d)	(1.95	%)(d)	7.56	% (d)(e)	(5.80	%)(e)	(9.87	%)(e)
Net investment income (loss) (excluding net deferred income tax benefit (expense))	(1.81	%)(d)††	(1.98	%)(d)	(1.95	%)(d)	(1.00	%)(d)(e)	(1.68	%)(e)	(1.93	%)(e)
Net expenses (including net deferred income tax (benefit) expense) (f)	2.29	% (d)††	2.28	% (d)	2.30	% (d)	(6.32	%)(d)(e)	6.46	% (e)	10.34	% (e)
Expenses (before waiver/recoupment, including net deferred income tax (benefit) expense) (f)	2.29	% (d)††	2.28	% (d)	2.30	% (d)	(6.32	%)(d)(e)	6.41	% (e)	10.32	% (e)
Portfolio turnover rate	28%		29%		52%		32%		21%		27%
Net assets at end of period (in 000’s)	$444,155		$445,524		$538,336		$553,892		$859,193		$568,837

***	This year was audited by a predecessor audit firm whose opinion was unqualified.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Redemption fees were only applicable prior to reorganization. (See Note 1)
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
For periods of less than one year, total return is not annualized.
(d)	Ratios including/excluding net deferred income tax benefit (expense) includes applicable franchise tax expense for the period.
For the period from December 1, 2017 to May 31, 2018, the Fund accrued $40,143 in franchise tax expense, of which $13,851 is attributable to Class C.
For the year ended November 30, 2017, the Fund accrued $131,121 in franchise tax expense, of which $50,302 is attributable to Class C.
For the year ended November 30, 2016, the Fund accrued $(43,881) in franchise tax expense, of which $(14,231) is attributable to Class C.
For the year ended November 30, 2015, the Fund accrued $517,762 in franchise tax expense, of which $220,745 is attributable to Class C.
(e)	For the year ended November 30, 2015, the Fund accrued $154,807,419 in net deferred income tax benefit, of which $66,219,265 is attributable to Class C.
For the year ended November 30, 2014, the Fund accrued $70,224,241 in net deferred income tax expense, of which $31,069,447 is attributable to Class C.
For the year ended November 30, 2013, the Fund accrued $77,002,011 in net deferred income tax expense, of which $33,095,235 is attributable to Class C.
(f)	The ratio of expenses excluding net deferred income tax expense to average net assets before waiver and recoupment was 2.28%, 2.27%, 2.30%, 2.24% 2.29% and 2.38% for the period from December 1, 2017 to May 31, 2018 and fiscal years ended November 30, 2017, 2016, 2015, 2014 and 2013, respectively. The ratio of expenses excluding net deferred income tax expense to average net assets after waiver and recoupment was 2.28%, 2.27%, 2.30%, 2.24%, 2.34% and 2.40% for the period from December 1, 2017 to May 31, 2018 and fiscal years ended November 30, 2017, 2016, 2015, 2014 and 2013, respectively. The Predecessor Fund recouped waived expenses for the period from December 1, 2013 through July 11, 2014.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	33

Financial Highlights selected per share data and ratios

	Six months ended May 31, 2018		Year ended November 30,
Class I	(Unaudited)		2017		2016		2015		2014		2013***
Net asset value at beginning of period	$11.99		$14.36		$14.69		$22.40		$21.54		$19.57

Net investment income (loss) (a)	(0.05)		(0.14)		(0.12)		0.07		(0.03)		(0.07)
Net realized and unrealized gain (loss) on investments	0.97		(0.89)		1.24		(6.44)		2.22		3.36

Total from investment operations	0.92		(1.03)		1.12		(6.37)		2.19		3.29

Less dividends and distributions:
From net investment income	—		—		—		—		(0.59)		—
From return of capital	(0.67)		(1.34)		(1.45)		(1.34)		(0.75)		(1.34)

Total dividends and distributions	(0.67)		(1.34)		(1.45)		(1.34)		(1.34)		(1.34)

Redemption fees retained (a)(b)	—		—		—		—		0.01		0.02

Net asset value at end of period	$12.24		$11.99		$14.36		$14.69		$22.40		$21.54

Total investment return (c)	7.83%		(7.95%)		8.97%		(29.71%)		10.25%		17.37%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss) (including net deferred income tax benefit (expense))	(0.83	%)(d)††	(1.01	%)(d)	(0.93	%)(d)	8.53	% (d)(e)	(2.90	%)(e)	(8.87	%)(e)
Net investment income (loss) (excluding net deferred income tax benefit (expense))	(0.82	%)(d)††	(1.00	%)(d)	(0.93	%)(d)	(0.02	%)(d)(e)	(0.62	%)(e)	(0.93	%)(e)
Net expenses (including net deferred income tax (benefit) expense) (f)	1.26	% (d)††	1.26	% (d)	1.28	% (d)	(7.31	%)(d)(e)	3.61	% (e)	9.34	% (e)
Expenses (before waiver/recoupment, including net deferred income tax (benefit) expense) (f)	1.26	% (d)††	1.26	% (d)	1.28	% (d)	(7.31	%)(d)(e)	3.57	% (e)	9.32	% (e)
Portfolio turnover rate	28%		29%		52%		32%		21%		27%
Net assets at end of period (in 000’s)	$644,496		$536,749		$481,819		$449,755		$579,546		$221,196

***	This year was audited by a predecessor audit firm whose opinion was unqualified.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Redemption fees were only applicable prior to reorganization. (See Note 1)
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
For periods of less than one year, total return is not annualized.
(d)	Ratios including/excluding net deferred income tax benefit (expense) includes applicable franchise tax expense for the period.
For the period from December 1, 2017 to May 31, 2018, the Fund accrued $40,143 in franchise tax expenses, of which $17,667 is attributable to Class I.
For the year ended November 30, 2017, the Fund accrued $131,121 in franchise tax expense, of which $51,403 is attributable to Class I.
For the year ended November 30, 2016, the Fund accrued $(43,881) in franchise tax expense, of which $(14,781) is attributable to Class I.
For the year ended November 30, 2015, the Fund accrued $517,762 in franchise tax expense, of which $167,738 is attributable to Class I.
(e)	For the year ended November 30, 2015, the Fund accrued $154,807,419 in net deferred income tax benefit, of which $48,551,905 is attributable to Class I.
For the year ended November 30, 2014, the Fund accrued $70,224,241 in net deferred income tax expense, of which $8,867,624 is attributable to Class I.
For the year ended November 30, 2013, the Fund accrued $77,002,011 in net deferred income tax expense, of which $12,140,833 is attributable to Class I.
(f)	The ratio of expenses excluding net deferred income tax expense to average net assets before waiver and recoupment was 1.25%, 1.25%, 1.28%, 1.24%, 1.29% and 1.38% for the period from December 1, 2017 to May 31, 2018 and the fiscal years ended November 30, 2017, 2016, 2015, 2014 and 2013, respectively. The ratio of expenses excluding net deferred income tax expense to average net assets after waiver and recoupment was 1.25%, 1.25%, 1.28%, 1.24%, 1.33% and 1.40% for the period from December 1, 2017 to May 31, 2018 and the fiscal years ended November 30, 2017, 2016, 2015, 2014 and 2013, respectively. The Predecessor Fund recouped waived expenses for the period from December 1, 2013 through July 11, 2014.

34	MainStay Cushing MLP Premier Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MainStay Cushing Renaissance Advantage Fund

Investment and Performance Comparison1 (Unaudited)

Performance data quoted represents past performance. Past performance is no guarantee of future results. Because of market volatility and other factors, current performance may be lower or higher than the figures shown. Investment return and principal value will fluctuate, and as a result, when shares are redeemed, they may be worth more or less than their original cost. The graph below depicts the historical performance of Class I shares of the Fund. Performance will vary from class to class based on differences in class-specific expenses and sales charges. For performance information current to the most recent month-end, please call 800-MAINSTAY (624-6782) or visit nylinvestments.com/funds.

Average Annual Total Returns for the Period Ended May 31, 2018

Class	Sales Charge		Inception Date	Six Months	One Year	Five Years or Since Inception	Since Inception	Gross Expense Ratio[2]
Class A Shares[3]	Maximum 5.5% Initial Sales Charge	With sales charge Excluding sales charge	4/2/2013	–1.49 4.25%	9.86 16.26%	2.10 3.26%	2.86 4.00%	1.48 1.48%
Investor Class Shares	Maximum 5.5% Initial Sales Charge	With sales charge Excluding sales charge	7/11/2014	–1.52 4.21	9.70 16.08	–4.46 –3.06	–4.46 –3.06	1.62 1.62
Class C Shares[3]	Maximum 1% CDSC if Redeemed Within One Year of Purchase	With sales charge Excluding sales charge	4/2/2013	2.82 3.82	14.23 15.23	2.42 2.42	3.15 3.15	2.37 2.37
Class I Shares[3]	No Sales Charge		4/2/2013	4.39	16.57	3.50	4.24	1.23

1.	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, if any, changes in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown above and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations (if any), please refer to the Notes to Financial Statements.
2.	The gross expense ratios presented reflect the Fund’s “Total Annual Fund Operating Expenses” from the most recent Prospectus and may differ from other expense ratios disclosed in this report.
3.	Performance figures for Class A shares, Class C shares and Class I shares reflect the historical performance of the then-existing Class A shares, Class C shares and Class I shares, respectively, of the Cushing® Renaissance Advantage Fund (the predecessor to the Fund, which was subject to a different fee structure) for periods prior to July 12, 2014. The Cushing® Renaissance Advantage Fund commenced operations on April 2, 2013.

The footnotes on the next page are an integral part of the table and graph and should be carefully read in conjunction with them.

35

Benchmark Performance	Six Months	One Year	Five Years	Since Inception
S&P 500® Index[4]	3.16%	14.38%	12.98%	13.46%
Russell 3000 Energy Index[5]	12.33	21.16	0.55	0.96
Morningstar Natural Resources Category Average[6]	4.60	16.79	2.41	0.67

4.	The S&P 500® Index is the Fund’s primary benchmark. “S&P 500®” is a trademark of The McGraw-Hill Companies, Inc. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
5.	The Russell 3000 Energy Index is the Fund’s secondary benchmark. The Russell 3000 Energy Index represents the energy sector of the Russell 3000 Index, an index that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
6.

The Morningstar Natural Resources Category Average is representative of funds that invest primarily on Commodity-based industries such as energy, chemicals, minerals, and forest products in the United States or outside of the United States. Some portfolios invest across this spectrum to offer broad natural-resources exposure. Others concentrate heavily or even exclusively in specific industries. Portfolios that concentrate primarily in energy-related industries are part of the equity energy category. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

The footnotes on the preceding page are an integral part of the table and graph and should be carefully read in conjunction with them.

36	MainStay Cushing Renaissance Advantage Fund

Cost in Dollars of a $1,000 Investment in MainStay Cushing Renaissance Advantage Fund (Unaudited)

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from December 1, 2017, to May 31, 2018, and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from December 1, 2017, to May 31, 2018.

This example illustrates your Fund’s ongoing costs in two ways:

Actual Expenses

The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended May 31, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class	Beginning Account Value 12/1/17	Ending Account Value (Based on Actual Returns and Expenses) 5/31/18	Expenses Paid During Period[1]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 5/31/18	Expenses Paid During Period[1]	Net Expense Ratio During Period[2]

Class A Shares	$1,000.00	$1,042.50	$8.20	$1,016.90	$8.10	1.61%

Investor Class Shares	$1,000.00	$1,042.10	$8.96	$1,016.16	$8.85	1.76%

Class C Shares	$1,000.00	$1,038.20	$12.75	$1,012.42	$12.59	2.51%

Class I Shares	$1,000.00	$1,043.90	$6.93	$1,018.15	$6.84	1.36%

1.	Expenses are equal to the Fund’s annualized expense ratio of each class multiplied by the average account value over the period, divided by 365 and multiplied by 182 (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period.
2.	Expenses are equal to the Fund’s annualized expense ratio to reflect the six-month period.

37

Portfolio Composition as of May 31, 2018(1) (Unaudited)

(Expressed as a Percentage of Total Investments)

See Portfolio of Investments beginning on page 41 for specific holdings within these categories.

Top Ten Holdings as of May 31, 2018 (excluding short-term investments) (Unaudited)

1.	Cheniere Energy, Inc.

2.	United Rentals, Inc.

3.	XPO Logistics, Inc.

4.	C&J Energy Services, Inc.

5.	Keane Group, Inc.
6.	Knight-Swift Transportation Holdings, Inc.

7.	Energy Transfer Partners, L.P.

8.	Jacobs Engineering Group, Inc.

9.	Williams Companies, Inc.

10.	Emerson Electric Company

(1)	Fund holdings and sector allocations are subject to change, and there is no assurance that the Fund will continue to hold any particular security.
(2)	MLPs and Related Companies
(3)	Common Stocks

38	MainStay Cushing Renaissance Advantage Fund

Portfolio Management Discussion and Analysis (Unaudited)

Questions answered by portfolio managers Jerry V. Swank, Matthew A. Lemme, CFA, and Saket Kumar of Cushing Asset Management, LP, the Fund’s Subadvisor.

How did MainStay Cushing Renaissance Advantage Fund perform relative to its primary benchmark and peers during the six months ended May 31, 2018?

Excluding all sales charges, MainStay Cushing Renaissance Advantage Fund returned 4.25% for Class A shares, 4.21% for Investor Class shares and 3.82% for Class C shares for the six months ended May 31, 2018. Over the same period, Class I shares returned 4.39%. For the six months ended May 31, 2018, all share classes outperformed the 3.16% return of the S&P 500® Index,1 which is the Fund’s broad-based securities-market index. Over the same period, all share classes underperformed the 12.33% return of the Russell 3000® Energy Index,1 which is the Fund’s secondary benchmark, and the 4.60% return of the Morningstar Natural Resources Category Average.2 See page 35 for Fund returns with applicable sales charges.

What factors affected the Fund’s relative performance during the reporting period?

The Fund outperformed the S&P 500® Index because the Fund’s investment objective is focused on companies in the energy, industrials and manufacturing sectors. By comparison, the S&P 500® Index tracks the performance of stocks in a wide variety of sectors. As measured by the S&P 500® Energy Index,3 the energy companies of the S&P 500® Index collectively returned 11.23% for the reporting period, as compared to the overall 3.16% performance of the S&P 500® Index for the reporting period.

Which subsectors were the strongest contributors to the Fund’s relative performance, and which subectors were particularly weak?

The subsectors that made the most substantial contributions to the Fund’s performance relative to the S&P 500® Index were midstream energy, transportation, and exploration & production. (Contributions take weightings and total returns into account.) The most substantial laggards were chemicals, oil services and refiners, even though refiners had a positive total return during the reporting period.

During the reporting period, which individual holdings made the strongest contributions to the Fund’s absolute performance and which holdings detracted the most?

The best-performing stock in the Fund during the reporting period in terms of absolute performance was transportation and logistics company XPO Logistics. The stock advanced because of strengthening shipment volumes, pricing, outlook for acquisitions and potential takeout rumors. Other strong performers included liquefied natural gas (LNG) producers, which each saw very strong pricing because of strong Asian demand. Cheniere Energy is a U.S. LNG producer that experienced stronger sales and margins as a direct result of higher energy commodity prices. Golar LNG Ltd. was in the process of building the world’s cheapest floating LNG ship, and positive progress in construction led to strong performance.

The most substantial detractor from the Fund’s absolute performance was flatbed trucking company Daseke, which provided negative performance because the company raised equity for a transaction that the market did not appear to want. Other laggards for the reporting period included hydraulic fracturing companies C&J Energy Services and RPC, both of which suffered from concerns about increased capacity in the pressure pumping market.

Did the Fund make any significant purchases or sales during the reporting period?

The Fund’s largest purchase during the reporting period was midstream company Williams Companies, Inc., following the large spring sell-off relative to the S&P 500® Index in midstream equities and the energy subsector. Another large purchase during the reporting period was flow control manufacturer Xylem, because we saw increased demand for the company’s pumps and meters in industrial and infrastructure applications.

The Fund’s largest sales during the reporting period were both energy companies that outperformed relative to the S&P 500® Index and the energy subsector. They were frac sand producer High Crush Partners, L.P., and exploration & production company RSP Permian, Inc.

How did the Fund’s subsector weightings change during the reporting period?

The Fund’s largest subsector increase during the reporting period by a large margin was in the industrials subsector. In our opinion, the energy recovery and the rebounding industrial economy are not being appropriately discounted into the stocks in this subsector. Another large subsector increase was in exploration & production, where we rotated capital out of the midstream subsector after midstream had shown very strong performance.

The Fund’s most substantial subsector decrease during the reporting period was in transportation, following very strong performance at the beginning of 2018. The Fund also decreased its allocation to chemicals, mainly by exiting a single position because of company-specific concerns.

1.	See footnote on page 36 for more information on this index.
2.	See footnote on page 36 for more information on the Morningstar Natural Resources Category Average.
3.	The S&P 500® Energy Index comprises those companies in the S&P 500® Index that are classified as members of the energy sector by the Global Industry Classification Standard (GICS®). GICS® is an equity classification standard jointly developed by Morgan Stanley Capital International and Standard & Poor’s.

39

How was the Fund positioned at the end of the reporting period?

As of May 31, 2018, we believed that the Fund remained positioned to take advantage of an improving U.S. industrial economy. In our opinion, energy and tax reform had still not fully run their course in lifting corporate earnings. As of May 31, 2018, we had modestly increased the Fund’s energy exposure, since we saw bullish supply dynamics.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

40	MainStay Cushing Renaissance Advantage Fund

Portfolio of Investments May 31, 2018 (Unaudited)

	Shares	Value
Common Stocks 90.7%†
Chemicals 0.5%
Bermuda 0.5%
Axalta Coating Systems Ltd. (a)	19,452	$605,152

Commercial Service Supplies & Distributors 0.5%
United States 0.5%
H&E Equipment Services, Inc.	17,986	621,776

Construction & Engineering 2.0%
United States 2.0%
Quanta Services, Inc. (a)	67,163	2,418,540

Exploration & Production 12.2%
United States 12.2%
Antero Resources Corporation (a)	64,740	1,237,181
Callon Petroleum Company (a)	171,527	2,030,880
Centennial Resource Development, Inc. (a)	112,921	1,987,410
Devon Energy Corporation	54,391	2,261,034
Extraction Oil & Gas, Inc. (a)	28,704	486,820
Jagged Peak Energy, Inc. (a)	50,261	605,645
Newfield Exploration Company (a)	89,980	2,631,015
Parsley Energy, Inc. (a)	78,615	2,317,570
Tellurian, Inc. (a)	83,434	933,626

		14,491,181

General Partners 4.8%
United States 4.8%
Targa Resources Corporation	43,844	2,132,134
♦Williams Companies, Inc.	132,555	3,560,427

		5,692,561

Industrials 19.4%
United States 19.4%
Boeing Company	6,892	2,427,087
Daseke, Inc. (a)	124,960	1,189,619
♦Emerson Electric Company	46,715	3,309,290
Granite Construction, Inc.	15,677	891,551
Hub Group, Inc. (a)	56,048	2,799,598
♦Jacobs Engineering Group, Inc.	56,377	3,653,230
♦Knight-Swift Transportation Holdings, Inc.	97,137	3,951,533
Rockwell Automation, Inc.	11,452	2,008,795
Stanley Black & Decker, Inc.	8,803	1,225,730
Trinity Industrials, Inc.	43,315	1,493,934

		22,950,367

Machinery 4.5%
United States 4.5%
Manitowoc Company, Inc. (a)	45,736	1,120,075
Oshkosh Corporation	24,210	1,761,277
Xylem, Inc.	34,750	2,446,400

		5,327,752

	Shares	Value
Materials 2.1%
United States 2.1%
Martin Marietta Materials, Inc.	5,456	$1,215,979
Vulcan Materials Company	9,819	1,254,279

		2,470,258

Natural Gas Gatherers & Processors 0.5%
Canada 0.5%
Pembina Pipeline Corporation	17,828	619,880

Oil & Gas Equipment & Services 17.3%
Ireland 1.5%
Weatherford International PLC (a)	520,421	1,764,227
Panama 1.0%
McDermott International, Inc. (a)	54,354	1,181,112
United Kingdom 2.6%
TechnipFMC PLC	99,276	3,092,447
United States 12.2%
Basic Energy Services, Inc. (a)	93,210	1,231,304
♦C&J Energy Services, Inc. (a)	158,682	4,271,720
♦Keane Group, Inc. (a)	278,922	4,086,207
Liberty Oilfield Services, Inc. (a)	54,307	1,154,567
ProPetro Holding Corporation (a)	109,545	1,782,297
RPC, Inc.	114,747	1,884,146

		20,448,027

Oil & Gas Refining & Marketing 2.0%
United States 2.0%
CVR Energy, Inc.	28,754	1,084,888
Valero Energy Corporation	10,339	1,253,087

		2,337,975

Oil & Gas Services 0.8%
United States 0.8%
Patterson Utilities Energy, Inc.	48,526	1,003,518

Oil & Gas Storage & Transportation 6.0%
United States 6.0%
♦Cheniere Energy, Inc. (a)	78,194	5,209,284
Kinder Morgan, Inc.	110,891	1,849,662

		7,058,946

Shipping 2.1%
Bermuda 2.1%
Golar LNG Ltd.	96,153	2,498,055

Trading Companies & Distributors 6.5%
United States 6.5%
Rush Enterprises, Inc. (a)	29,770	1,281,003
♦United Rentals, Inc. (a)	32,564	5,196,238
Univar, Inc. (a)	45,568	1,242,639

		7,719,880

†	Calculated as a percentage of net assets applicable to common shareholders.
♦	Among the Portfolio’s 10 largest holdings or issuers held, as of May 31, 2018, excluding short-term investments. May be subject to change daily.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	41

Portfolio of Investments May 31, 2018 (Unaudited) (continued)

	Shares	Value
Common Stocks (continued)
Transportation 9.5%
United States 9.5%
American Airlines Group, Inc.	30,345	$1,321,221
Kirby Corporation (a)	13,470	1,221,729
Old Dominion Freight Line, Inc.	7,741	1,207,287
Southwest Airlines Company	45,275	2,312,647
Spirit Airlines, Inc. (a)	16,057	589,131
♦XPO Logistics, Inc. (a)	43,351	4,562,693

		11,214,708

Total Common Stocks (Cost $97,830,070)		107,478,576

MLP Investments and Related Companies 9.1%
Crude Oil & Refined Products 1.1%
United States 1.1%
MPLX, L.P.	34,459	1,237,423

Large Cap Diversified 4.3%
United States 4.3%
♦Energy Transfer Partners, L.P.	205,221	3,897,137
Plains All American Pipeline, L.P.	51,581	1,212,154

		5,109,291

Natural Gas Gatherers & Processors 2.7%
United States 2.7%
EnLink Midstream Partners, L.P.	82,970	1,418,787
Western Gas Partners, L.P.	34,958	1,806,280

		3,225,067

	Shares	Value
Shipping 1.0%
Republic of the Marshall Islands 1.0%
GasLog Partners, L.P.	49,060	$1,199,517

Total MLP Investments and Related Companies (Cost $9,289,700)		10,771,298

Short-Term Investments—Investment Companies 1.4%
United States 1.4%
Fidelity Government Portfolio Fund—Institutional Class, 1.64% (b)	405,433	405,433
First American Prime Obligations Fund—Class Z, 1.60% (b)	405,432	405,432
Invesco Short-Term Government & Agency Portfolio—Institutional Class, 1.64% (b)	405,432	405,432
Morgan Stanley Institutional Liquidity Funds—Government Portfolio—Institutional Class, 1.66% (b)	405,432	405,432

Total Short-Term Investments—Investment Companies (Cost $1,621,729)		1,621,729

Total Investments (Cost $108,741,499)	101.2%	119,871,603
Other Assets, Less Liabilities	(1.2)	(1,400,991)
Net Assets	100.0%	$118,470,612

(a)	No distribution or dividend was made during the period ended May 31, 2018. As such, it is classified as a non-income producing security as of May 31, 2018.

(b)	Rate reported is the current yield as of May 31, 2018.

The following is a summary of the fair valuations according to the inputs used as of May 31, 2018, for valuing the Fund’s assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$107,478,576	$—	$—	$107,478,576
MLP Investments and Related Companies	10,771,298	—	—	10,771,298
Short-Term Investments—Investment Companies	1,621,729	—	—	1,621,729

Total Investments in Securities	$119,871,603	$—	$—	$119,871,603

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the six months ended May 31, 2018, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements (See Note 2).

As of May 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3) (See Note 2).

42	MainStay Cushing Renaissance Advantage Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities as of May 31, 2018 (Unaudited)

Assets
Investments, at value (identified cost $108,741,499)	$119,871,603
Receivables:
Investments sold	3,009,645
Dividends and interest	104,351
Fund shares sold	63,328
Cash	15
Prepaid expenses	22,194

Total assets	123,071,136

Liabilities
Payables:
Investments purchased	4,237,625
Fund shares redeemed	164,736
Manager fees (See Note 3)	119,975
Professional fees	28,277
Transfer agent (See Note 3)	26,465
NYLIFE Distributors (See Note 3)	19,764
Trustees	2,029
Custodian	1,429
Accrued expenses	224

Total liabilities	4,600,524

Net assets	$118,470,612

Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$5,536
Additional paid-in capital	168,701,272

168,706,808
Accumulated net investment income (loss)	(5,209,184)
Accumulated net realized gain (loss) on investments	(56,157,116)
Net unrealized appreciation (depreciation) on
investments	11,130,104

Net assets	$118,470,612

Class A
Net assets applicable to outstanding shares	$25,457,213

Shares of beneficial interest outstanding	1,191,675

Net asset value per share outstanding	$21.36
Maximum sales charge (5.50% of offering price)	1.24

Maximum offering price per share outstanding	$22.60

Investor Class
Net assets applicable to outstanding shares	$3,008,602

Shares of beneficial interest outstanding	141,446

Net asset value per share outstanding	$21.27
Maximum sales charge (5.50% of offering price)	1.24

Maximum offering price per share outstanding	$22.51

Class C
Net assets applicable to outstanding shares	$15,611,936

Shares of beneficial interest outstanding	764,698

Net asset value per share outstanding	$20.42

Class I
Net assets applicable to outstanding shares	$74,392,861

Shares of beneficial interest outstanding	3,438,241

Net asset value per share outstanding	$21.64

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	43

Statement of Operations for the six months ended May 31, 2018 (Unaudited)

Investment Income (Loss)
Income
Dividends and distributions
(Net of return of capital of $716,783)	$205,086
Interest	11,831

Total income	216,917

Expenses
Manager (See Note 3)	807,227
Distribution/Service—Class A (See Note 3)	33,899
Distribution/Service—Investor Class (See Note 3)	3,925
Distribution/Service—Class C (See Note 3)	83,824
Transfer agent (See Note 3)	73,505
Registration	36,047
Professional fees	24,508
Shareholder communication	15,333
Custodian	5,159
Trustees	2,685
Insurance	1,011
Miscellaneous	2,983

Net total expenses	1,090,106
Expense waiver/reimbursement from Manager (See Note 3)	(15,843)

Net expenses	1,074,263

Net investment income (loss)	(857,346)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	12,022,076
Net change in unrealized appreciation (depreciation)	(4,071,346)

Net realized and unrealized gain (loss) on investments	7,950,730

Net increase (decrease) in net assets resulting from operations	$7,093,384

44	MainStay Cushing Renaissance Advantage Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statements of Changes in Net Assets

	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(857,346)	$(1,989,641)
Net realized gain (loss) on investments	12,022,076	7,245,782
Net change in unrealized appreciation
(depreciation) on investments	(4,071,346)	(7,332,069)

Net increase (decrease) in net assets resulting from operations	7,093,384	(2,075,928)

Dividends and distributions to shareholders:
From return of capital:
Class A	(360,586)	(872,216)
Investor Class	(40,791)	(105,809)
Class C	(233,051)	(621,133)
Class I	(1,108,998)	(4,131,024)

Total dividends and distributions to shareholders	(1,743,426)	(5,730,182)

Capital share transactions:
Net proceeds from sale of shares	16,351,348	53,573,938
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	1,655,535	5,366,928
Cost of shares redeemed	(68,231,759)	(104,933,025)

Increase (decrease) in net assets derived from capital share transactions	(50,224,876)	(45,992,159)

Net increase (decrease) in net assets	(44,874,918)	(53,798,269)

Net Assets
Beginning of period	163,345,530	217,143,799

End of period	$118,470,612	$163,345,530

Accumulated net investment loss	$(5,209,184)	$(4,351,838)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	45

Financial Highlights selected per share data and ratios

	Six months ended May 31, 2018		Year ended November 30,				April 2, 2013** through November 30,
Class A	(Unaudited)		2017	2016	2015	2014	2013***
Net asset value at beginning of period	$20.75		$20.95	$18.91	$23.29	$22.65	$20.00

Net investment income (loss) (a)	(0.14)		(0.21)	(0.01)	0.03	0.01	(0.12)
Net realized and unrealized gain (loss) on investments	1.03		0.57	2.61	(3.85)	1.19	3.09

Total from investment operations	0.89		0.36	2.60	(3.82)	1.20	2.97

Less dividends and distributions:
From net investment income	—		—	—	(0.03)	(0.03)	—
From net realized gain on investment	—		—	—	—	—	(0.02)
From return of capital	(0.28)		(0.56)	(0.56)	(0.53)	(0.53)	(0.30)

Total dividends and distributions	(0.28)		(0.56)	(0.56)	(0.56)	(0.56)	(0.32)

Redemption fees retained (a)(b)	—		—	—	—	0.00 ‡	0.00	‡

Net asset value at end of period	$21.36		$20.75	$20.95	$18.91	$23.29	$22.65

Total investment return (c)	4.25%		1.87%	14.35%	(16.57%)	5.14%	14.92%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.31	%)††	(1.05%)	(0.06%)	0.15%	0.03%	(0.83	%)††
Net expenses	1.61	% ††	1.59%	1.65%	1.69%	1.80%	2.00	% ††
Expenses (before waiver/reimbursement)	1.63	% ††	1.59%	1.68%	1.73%	1.81%	5.65	% ††
Portfolio turnover rate	53%		166%	314%	149%	115%	23%
Net assets at end of period (in 000’s)	$25,457		$27,303	$38,686	$42,135	$51,472	$6,867

**	Inception date.
***	This period was audited by a predecessor audit firm whose opinion was unqualified.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Redemption fees were only applicable prior to reorganization. (See Note 1)
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
For periods of less than one year, total return is not annualized.

46	MainStay Cushing Renaissance Advantage Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios

	Six months ended May 31, 2018		Year ended November 30,			July 12, 2014** through November 30,
Investor Class	(Unaudited)		2017	2016	2015	2014
Net asset value at beginning of period	$20.67		$20.90	$18.90	$23.30	$26.80

Net investment income (loss) (a)	(0.16)		(0.24)	(0.04)	0.00 ‡	0.03
Net realized and unrealized gain (loss) on investments	1.04		0.57	2.60	(3.84)	(3.25)

Total from investment operations	0.88		0.33	2.56	(3.84)	(3.22)

Less dividends and distributions:
From net investment income	—		—	—	(0.03)	(0.02)
From return of capital	(0.28)		(0.56)	(0.56)	(0.53)	(0.26)

Total dividends and distributions	(0.28)		(0.56)	(0.56)	(0.56)	(0.28)

Net asset value at end of period	$21.27		$20.67	$20.90	$18.90	$23.30

Total investment return (b)(c)	4.21%		1.73%	14.15%	(16.68%)	(12.10%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.46	%)††	(1.21%)	(0.25%)	0.01%	0.31	% ††
Net expenses	1.76	% ††	1.74%	1.80%	1.83%	1.70	% ††
Expenses (before waiver/reimbursement)	1.78	% ††	1.74%	1.83%	1.87%	1.70	% ††
Portfolio turnover rate	53%		166%	314%	149%	115%
Net assets at end of period (in 000’s)	$3,009		$3,382	$3,985	$2,989	$1,651

**	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
For periods of less than one year, total return is not annualized.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	47

Financial Highlights selected per share data and ratios

	Six months ended May 31, 2018		Year ended November 30,				April 2, 2013** through November 30,
Class C	(Unaudited)		2017	2016	2015	2014	2013***
Net asset value at beginning of period	$19.93		$20.32	$18.53	$23.02	$22.56	$20.00

Net investment income (loss) (a)	(0.23)		(0.37)	(0.16)	(0.15)	(0.16)	(0.23)
Net realized and unrealized gain (loss) on investments	1.00		0.54	2.51	(3.78)	1.18	3.11

Total from investment operations	0.77		0.17	2.35	(3.93)	1.02	2.88

Less dividends and distributions:
From net investment income	—		—	—	(0.03)	(0.03)	—
From net realized gain on investment	—		—	—	—	—	(0.02)
From return of capital	(0.28)		(0.56)	(0.56)	(0.53)	(0.53)	(0.30)

Total dividends and distributions	(0.28)		(0.56)	(0.56)	(0.56)	(0.56)	(0.32)

Redemption fees retained (a)(b)	—		—	—	—	0.00 ‡	—

Net asset value at end of period	$20.42		$19.93	$20.32	$18.53	$23.02	$22.56

Total investment return (c)	3.82%		0.98%	13.28%	(17.28%)	4.40%	14.47%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(2.21	%)††	(1.92%)	(0.93%)	(0.72%)	(0.65%)	(1.58	%)††
Net expenses	2.51	% ††	2.49%	2.55%	2.56%	2.52%	2.75	% ††
Expenses (before waiver/reimbursement)	2.53	% ††	2.49%	2.58%	2.60%	2.53%	6.40	% ††
Portfolio turnover rate	53%		166%	314%	149%	115%	23%
Net assets at end of period (in 000’s)	$15,612		$17,216	$26,223	$35,398	$47,022	$2,263

**	Inception date.
***	This period was audited by a predecessor audit firm whose opinion was unqualified.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Redemption fees were only applicable prior to reorganization. (See Note 1)
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
For periods of less than one year, total return is not annualized.

48	MainStay Cushing Renaissance Advantage Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios

	Six months ended May 31, 2018		Year ended November 30,				April 2, 2013** through November 30,
Class I	(Unaudited)		2017	2016	2015	2014	2013***
Net asset value at beginning of period	$20.98		$21.13	$19.02	$23.36	$22.66	$20.00

Net investment income (loss) (a)	(0.11)		(0.16)	0.02	0.07	0.09	(0.08)
Net realized and unrealized gain (loss) on investments	1.05		0.57	2.65	(3.85)	1.17	3.06

Total from investment operations	0.94		0.41	2.67	(3.78)	1.26	2.98

Less dividends and distributions:
From net investment income	—		—	—	(0.03)	(0.03)	—
From net realized gain on investment	—		—	—	—	—	(0.02)
From return of capital	(0.28)		(0.56)	(0.56)	(0.53)	(0.53)	(0.30)

Total dividends and distributions	(0.28)		(0.56)	(0.56)	(0.56)	(0.56)	(0.32)

Redemption fees retained (a)(b)	—		—	—	—	0.00 ‡	0.00	‡

Net asset value at end of period	$21.64		$20.98	$21.13	$19.02	$23.36	$22.66

Total investment return (c)	4.39%		2.14%	14.64%	(16.34%)	5.41%	14.97%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.04	%)††	(0.80%)	0.12%	0.34%	0.37%	(0.58	%)††
Net expenses	1.36	% ††	1.34%	1.40%	1.43%	1.51%	1.75	% ††
Expenses (before waiver/reimbursement)	1.38	% ††	1.34%	1.43%	1.46%	1.52%	5.40	% ††
Portfolio turnover rate	53%		166%	314%	149%	115%	23%
Net assets at end of period (in 000’s)	$74,393		$115,445	$148,250	$129,677	$316,002	$16,779

**	Inception date.
***	This period was audited by a predecessor audit firm whose opinion was unqualified.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Redemption fees were only applicable prior to reorganization. (See Note 1)
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
For periods of less than one year, total return is not annualized.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	49

Notes to Financial Statements (Unaudited)

Note 1–Organization and Business

MainStay Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009 and is governed by a Declaration of Trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-six funds (collectively referred to as the “Funds” and each individually, referred to as a “Fund”). These financial statements and Notes relate to the MainStay Cushing Energy Income Fund, MainStay Cushing MLP Premier Fund and MainStay Cushing Renaissance Advantage Fund (collectively referred to as the “MainStay Cushing Funds” and each individually referred to as a “MainStay Cushing Fund”). The MainStay Cushing Renaissance Advantage Fund is a “diversified” portfolio and the MainStay Cushing Energy Income Fund and the MainStay Cushing MLP Premier Fund are each a “non-diversified” portfolio, as each term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time. Each MainStay Cushing Fund is the successor to the corresponding series of The Cushing® Funds Trust (collectively referred to as the “Predecessor Funds” and each individually referred to as a “Predecessor Fund”), for which Cushing® Asset Management, LP, a Texas limited partnership and the MainStay Cushing Funds’ Subadvisor (as defined in Note 3(A)), served as investment adviser. The financial statements of the MainStay Cushing Funds reflect the historical results of the Predecessor Funds prior to their reorganization on July 11, 2014. Upon the completion of the reorganizations, Class A, Class C and Class I shares of each MainStay Cushing Fund assumed the performance, financial and other information of the Predecessor Funds. All information and references to periods prior to July 11, 2014 refer to the Predecessor Funds.

The MainStay Cushing Energy Income Fund currently has six classes of shares registered for sale. Class A, Class C and Class I shares commenced operations on July 2, 2012. Investor Class shares commenced operations on July 11, 2014. Class T shares of the Fund were registered for sale as of February 28, 2017. Class R6 shares of the Fund were registered for sale effective as of March 31, 2017. As of May 31, 2018, Class R6 and Class T shares were not yet offered for sale. The Fund’s investment objective is to seek current income and capital appreciation.

The MainStay Cushing MLP Premier Fund currently has six classes of shares registered for sale. Class A, Class C and Class I shares commenced operations on October 20, 2010. Investor Class shares commenced operations on July 11, 2014. Class T shares of the Fund were registered for sale as of February 28, 2017. Class R6 shares of the Fund were registered for sale effective as of March 31, 2017. As of May 31, 2018, Class R6 and Class T shares were not yet offered for sale. The Fund’s investment objective is to seek current income and capital appreciation. In seeking current income, the Fund intends to pay current cash distributions to shareholders, regardless of the character of such distributions for tax or accounting purposes.

The MainStay Cushing Renaissance Advantage Fund currently has six classes of shares registered for sale. Class A, Class C and Class I shares commenced operations on April 2, 2013. Investor Class shares commenced operations on July 11, 2014. Class T shares of the Fund were registered for sale as of February 28, 2017. Class R6 shares of the Fund were registered for sale effective as of March 31, 2017. As of May 31, 2018, Class R6 and Class T shares were not yet offered for sale. The Fund’s investment objective is to seek total return.

Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. Effective August 1, 2017, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions of Class A and Investor Class shares made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For purchases of Class A and Investor Class shares made from January 1, 2017, through July 31, 2017, a CDSC of 1.00% may be imposed on certain redemptions of such shares made within 24 months of the date of purchase on shares that were purchased without an initial sales charge. For purchases of Class A and Investor Class shares made prior to January 1, 2017, a CDSC of 1.00% may be imposed on certain redemptions of such shares made within one year of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class T shares are currently expected to be offered at NAV plus an initial sales charge. Class I shares are offered at NAV without a sales charge. Class R6 shares are currently expected to be offered at NAV without a sales charge. Class A shares may convert automatically to Investor Class shares and Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of a MainStay Cushing Fund may be converted to one or more other share classes of the MainStay Cushing Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that, under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class and Class T shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.

Note 2–Significant Accounting Policies

The MainStay Cushing Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The MainStay Cushing Funds prepare their financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States and follow the significant accounting policies described below.

(A)  Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4:00 p.m. Eastern time) on each day the MainStay Cushing Funds are open for business (“valuation date”).

The Board of Trustees of the Trust (the “Board”) adopted procedures establishing methodologies for the valuation of each MainStay Cushing Fund’s securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation

50	MainStay Cushing Funds

Committee of the Trust (the “Valuation Committee”). The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the “Subcommittee”) to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate. The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the MainStay Cushing Funds’ assets and liabilities) rests with New York Life Investment Management LLC (“New York Life Investments” or the “Manager”), aided to whatever extent necessary by the Subadvisor (as defined in Note 3(A)).

To assess the appropriateness of security valuations, the Manager, the Subadvisor, or the MainStay Cushing Funds’ third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals in the first instance with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.

“Fair value” is defined as the price a MainStay Cushing Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each MainStay Cushing Fund. Unobservable inputs reflect each MainStay Cushing Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including each MainStay Cushing Fund’s own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of May 31, 2018, the aggregate value by input level of each MainStay Cushing Fund’s assets and liabilities is included at the end of each MainStay Cushing Fund’s Portfolio of Investments.

The MainStay Cushing Funds may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark Yields	• Reported Trades
• Broker/Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids/Offers	• Reference Data (corporate actions or material event notices)
• Industry and economic events	• Monthly payment information
• Comparable bonds

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the MainStay Cushing Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The MainStay Cushing Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the MainStay Cushing Funds’ valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the MainStay Cushing Funds’ valuation procedures are designed to value a security at the price a MainStay Cushing Fund may reasonably expect to receive upon the security’s sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a MainStay Cushing Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. For the six months ended May 31, 2018, there were no material changes to the fair value methodologies.

Certain securities held by the MainStay Cushing Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the MainStay Cushing Funds’ NAVs

51

Notes to Financial Statements (Unaudited) (continued)

are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of May 31, 2018, securities that were fair valued in such a manner are shown in the applicable MainStay Cushing Fund’s Portfolio of Investments.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of May 31, 2018, the MainStay Cushing Funds did not hold any securities that were fair valued in such a manner.

Equity securities, including shares of exchange-traded funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. The securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Manager, in consultation with the Subadvisor. Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

A portfolio security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or Subadvisor might wish to sell, and these securities could have the effect of decreasing the overall level of a MainStay Cushing Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a MainStay Cushing Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a MainStay Cushing Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a MainStay Cushing Fund. Under the supervision of the Board, the Manager or Subadvisor determine the liquidity of a MainStay Cushing Fund’s investments; in doing so, the Manager or Subadvisor may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities are often valued in accordance with methods deemed by the Board in good faith to be reasonable and appropriate to accurately reflect their fair value. The liquidity of each MainStay Cushing Fund’s investments, as shown in their respective Portfolio of Investments, was determined as of May 31, 2018 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of May 31, 2018, securities deemed to be illiquid under procedures approved by the Board are shown in the applicable MainStay Cushing Fund’s Portfolio of Investments.

(B)  Income Taxes.  The MainStay Cushing Energy Income Fund invests its assets in a portfolio of energy companies involved in exploring, developing, producing, transporting, gathering and processing, storing, refining, distributing, mining or marketing natural gas, natural gas liquids (including propane), crude oil, refined products

52	MainStay Cushing Funds

or coal. The MainStay Cushing Energy Income Fund has elected to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). Consistent with that intention, the MainStay Cushing Energy Income Fund intends to invest no more than 25% of its total assets in securities of energy MLPs.

The MainStay Cushing Energy Income Fund also intends to comply with the requirements of the Internal Revenue Code applicable to RICs, and to distribute all of its taxable income to its shareholders within allowable time limits. Since the MainStay Cushing Energy Income Fund has elected to be subject to tax as a RIC, effective with its fiscal and taxable year ended November 30, 2016, no federal, state and local income tax provisions are required.

The MainStay Cushing MLP Premier Fund is taxed as a C-corporation and is subject to federal and state income tax on its taxable income. As of May 31, 2018, the maximum marginal regular federal income tax rate for a corporation is 21%. For its taxable years ending on or before November 30, 2018, MainStay Cushing MLP Premier Fund may be subject to a 20% federal alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax liability exceeds its regular federal income tax liability.

The MainStay Cushing MLP Premier Fund invests its assets principally in the equity securities of master limited partnerships (“MLPs”), which generally are treated as partnerships for federal income tax purposes. As a limited partner in MLPs, The MainStay Cushing MLP Premier Fund includes its allocable share of each MLP’s taxable income in computing its own taxable income.

The MainStay Cushing MLP Premier Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A deferred income tax liability balance will be accrued at the effective federal corporate income tax rate (35% through December 22, 2017) plus an estimated state and local income tax rate for any future tax liability associated capital appreciation of MLP investments and distributions received on MLP investments considered to be a return of capital as well as for any net operating income or gains. A deferred income tax asset balance may also be accrued, which reflects an estimate of future tax benefits associated with net operating losses and/or unrealized losses. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of any deferred income tax asset will not be realized. The factors considered in assessing whether a valuation allowance is recognized include the nature, frequency and magnitude of current and cumulative losses, the duration of the statutory carryforward periods as well as the associated risks that operating and capital loss carryforwards may expire unused. As new information becomes available, the MainStay Cushing MLP Premier Fund may periodically modify its estimates and assumptions regarding its deferred income tax liability or deferred income tax asset balances.

The MainStay Cushing Renaissance Advantage Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to RICs and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. Therefore, no federal, state, and local income tax provisions are required.

Management evaluates each MainStay Cushing Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed the MainStay Cushing Funds’ tax positions taken on federal, state and local income tax returns for all open tax years. Management has concluded that no provisions for federal, state and local income tax are required in the MainStay Cushing Energy Income Fund and the MainStay Cushing Renaissance Advantage Fund’s financial statements. Management has concluded that provisions for federal, state and local income tax are required to be included in the financial statements for the MainStay Cushing MLP Premier Fund which is taxed as a corporation and is subject to federal and state income tax on its taxable income. The MainStay Cushing Funds’ federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service (“IRS”) and state and local departments of revenue.

(C)  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The MainStay Cushing Energy Income Fund and the MainStay Cushing Renaissance Advantage Fund intend to declare and pay distributions from net investment income quarterly and from net capital gains, if any, annually. The MainStay Cushing MLP Premier Fund intends to declare and pay distributions, if any, at least monthly. On a book basis, all realized capital gains net of applicable taxes will be retained by the MainStay Cushing MLP Premier Fund. Unless the shareholder elects otherwise, all dividends and distributions are reinvested in the same class of shares of the respective MainStay Cushing Fund, at NAV. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.

(D)  Security Transactions and Investment Income.  The MainStay Cushing Funds record security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method. The straight-line method approximates the effective interest method for Short-Term Investments. Income from payment-in-kind securities is accreted daily based on the effective interest method of accrual. Distributions from MLPs are generally recorded based on the characterization reported on the MainStay Cushing Fund’s IRS Form 1065, Schedule K-1, received from each MLP. The MainStay Cushing Funds record their pro rata share of the income and deductions, and capital gains and losses allocated from each MLP, as well as adjusting the cost basis of each MLP accordingly.

Distributions received from each of the MainStay Cushing Fund’s investments in energy related U.S. royalty trusts and Canadian royalty trusts

53

Notes to Financial Statements (Unaudited) (continued)

and exploration and production companies (collectively, “Energy Trusts”) and MLPs generally are comprised of ordinary income, capital gains and return of capital from the Energy Trusts and MLPs. The MainStay Cushing Funds record investment income on the ex-date of the distributions. For financial statement purposes, the MainStay Cushing Funds use return of capital and income estimates to allocate the dividend income received. Each MainStay Cushing Fund estimates approximately 100% of the distributions received from MLPs to be from return of capital. Such estimates are based on historical information available from each Energy Trust, MLP and other industry sources. These estimates may subsequently be revised based on information received from Energy Trusts or MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the MainStay Cushing Funds’ fiscal year end.

Each MainStay Cushing Fund estimates the allocation of investment income and return of capital for the distributions received from MLPs within the Statements of Operations. Investment income and realized and unrealized gains and losses on investments of the MainStay Cushing Funds are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E)  Expenses.  Expenses of the Trust are allocated to the individual MainStay Cushing Funds in proportion to the net assets of the respective MainStay Cushing Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the MainStay Cushing Funds, including those of related parties to the MainStay Cushing Funds, are shown in the Statement of Operations.

(F)  Use of Estimates.  In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(G)  Concentration of Risk.  The MainStay Cushing Energy Income Fund, under normal market conditions, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in a portfolio of energy companies involved in exploring, developing, producing, transporting, gathering and processing, storing, refining, distributing, mining or marketing natural gas, natural gas liquids (including propane), crude oil, refined products or coal. Under normal market conditions, the MainStay Cushing MLP Premier Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in a portfolio of MLPs and MLP-related investments. Under normal market conditions, the MainStay Cushing Renaissance Advantage Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in a portfolio of (i) companies across the energy supply chain spectrum, including upstream, midstream and downstream energy companies, as well as oil and gas services companies, (ii) energy-intensive chemical, metal and industrial and manufacturing companies and engineering and construction companies that the Subadvisor expects to benefit from growing energy production and lower feedstock costs relative to global costs and, (iii) transportation and logistics companies providing solutions to the U.S. manufacturing industry. Therefore the MainStay Cushing Funds may be subject to more risks than if they were more broadly diversified over numerous industries and sectors of the economy. General changes in market sentiment towards companies in the sectors in which they invest may adversely affect the MainStay Cushing Funds, and the performance of such sectors may lag behind the broader market as a whole.

The MainStay Cushing Funds are also subject to MLP structure risk. Holders of MLP units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights, except with respect to extraordinary transactions, and (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities.

(H)  Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the MainStay Cushing Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and which may provide general indemnifications. The MainStay Cushing Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the MainStay Cushing Funds that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the MainStay Cushing Funds.

Note 3–Fees and Related Party Transactions

(A)  Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”), serves as the MainStay Cushing Funds’ Manager, pursuant to an Amended and Restated Management Agreement, (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the MainStay Cushing Funds. Except for the portion of salaries and expenses that are the responsibility of the MainStay Cushing Funds, the Manager pays the salaries and expenses of all personnel affiliated with the MainStay Cushing Funds and certain operational expenses of the MainStay Cushing Funds. The MainStay Cushing Funds reimburse New York Life Investments in an amount equal to a portion of the compensation of the Chief Compliance Officer attributable to the MainStay Cushing Funds. Cushing® Asset Management, LP (“Cushing® Asset Management” or the “Subadvisor”), a registered investment adviser and a wholly-owned investment advisory subsidiary of Swank Capital, serves as Subadvisor to the MainStay Cushing Funds and is responsible for the day-to-day portfolio management of the MainStay Cushing Funds. Pursuant to the terms of a Subadvisory Agreement (“Subadvisory Agreement”) between New York Life Investments and Cushing® Asset Management LP, New York Life Investments pays for the services of the Subadvisor.

54	MainStay Cushing Funds

Under the Management Agreement, the MainStay Cushing Energy Income Fund pays the Manager a monthly fee for services performed and facilities furnished at an annual rate of 0.95% of the Fund’s average daily net assets.

Under the Management Agreement, the MainStay Cushing MLP Premier Fund pays the Manager a monthly fee for services performed and facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 1.10% up to $3 billion and 1.05% over $3 billion.

Under the Management Agreement, the MainStay Cushing Renaissance Advantage Fund pays the Manager a monthly fee for services performed and facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 1.10% up to $500 million and 1.05% over $500 million.

MainStay Cushing Energy Income Fund

New York Life Investments has contractually agreed to waive a portion of the MainStay Cushing Energy Income Fund’s management fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, deferred income tax expenses, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) of Class A shares do not exceed 1.45% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes, except for Class R6. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. This agreement will remain in effect until March 31, 2019 unless extended by New York Life Investments and approved by the Board.

MainStay Cushing MLP Premier Fund

New York Life Investments has contractually agreed to waive a portion of the MainStay Cushing MLP Premier Fund’s management fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. This agreement will remain in effect until March 31, 2019, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval by the Board.

MainStay Cushing Renaissance Advantage Fund

New York Life Investments has contractually agreed to waive a portion of the MainStay Cushing Renaissance Advantage Fund’s management fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) of Class A shares do not exceed 1.61% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes, except for Class R6. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. This agreement will remain in effect until March 31, 2019 unless extended by New York Life Investments and approved by the Board.

For the six months ended May 31, 2018, New York Life Investments earned fees from the MainStay Cushing Funds and waived its fees and/or reimbursed expenses as follows:

	Fees Earned	Fees Waived/ Reimbursed
MainStay Cushing Energy Income Fund	$240,522	$98,097
MainStay Cushing MLP Premier Fund	7,169,328	—
MainStay Cushing Renaissance Advantage Fund	807,227	15,843

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) provides sub-administration and sub-accounting services to the MainStay Cushing Funds pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the MainStay Cushing Funds, maintaining the general ledger and sub-ledger accounts for the calculation of the MainStay Cushing Funds’ respective NAVs, and assisting New York Life Investments in conducting various aspects of the MainStay Cushing Funds’ administrative operations. For providing these services to the MainStay Cushing Funds, U.S. Bancorp is compensated by New York Life Investments.

(B)  Distribution and Service Fees.  The Trust, on behalf of the MainStay Cushing Funds, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an indirect, wholly-owned subsidiary of New York Life. The MainStay Cushing Funds have adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Class A, Investor Class and Class T Plans, the Distributor receives a monthly distribution fee from the Class A, Investor Class and Class T shares, at an annual rate of 0.25% of the average daily net assets of the Class A, Investor Class and Class T shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the MainStay Cushing Funds’ shares and service activities.

55

Notes to Financial Statements (Unaudited) (continued)

(C)  Sales Charges.  The MainStay Cushing Funds were advised by the Distributor that the amounts of initial sales charges retained on sales of Class A and Investor Class shares for the six months ended May 31, 2018, were as follows:

MainStay Cushing Energy Income Fund
Class A	$1,553
Investor Class	355

MainStay Cushing MLP Premier Fund
Class A	$129,978
Investor Class	899

MainStay Cushing Renaissance Advantage Fund
Class A	$2,977
Investor Class	912

The MainStay Cushing Funds were also advised that the Distributor retained CDSCs on redemptions of Class A, Investor Class and Class C shares, for the six months ended May 31, 2018, were as follows:

MainStay Cushing Energy Income Fund
Class A	$3,595
Class C	173

MainStay Cushing MLP Premier Fund
Class A	$2,208
Class C	29,574

MainStay Cushing Renaissance Advantage Fund
Class A	$15
Class C	815

(D)  Transfer, Dividend Disbursing and Shareholder Servicing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investments, is the MainStay Cushing Funds’ transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with DST Asset Manager Solutions, Inc. (“DST”), formerly known as Boston Financial Data Services, Inc. pursuant to which DST performs certain transfer agent services on behalf of NYLIM Service Company LLC. Transfer agent expenses incurred by the MainStay Cushing Funds’ share classes for the six months ended May 31, 2018, were as follows:

MainStay Cushing Energy Income Fund
Class A	$34,030
Investor Class	5,476
Class C	23,998
Class I	9,138

MainStay Cushing MLP Premier Fund
Class A	$121,131
Investor Class	1,661
Class C	267,887
Class I	253,034

MainStay Cushing Renaissance Advantage Fund
Class A	$11,517
Investor Class	3,590
Class C	19,201
Class I	39,197

(E)  Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the MainStay Cushing Funds have implemented a small account fee on certain types of accounts. Certain shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations.

Note 4–Federal Income Tax

MainStay Cushing Energy Income Fund

As of May 31, 2018, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including other financial instruments, as determined on a federal income tax basis, were as follows:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$42,626,437	$8,806,649	$(5,190,138)	$3,616,511

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning with November 30, 2016 (the Fund’s initial year electing to be taxed as a Regulated Investment Company) for an unlimited period. However, any losses incurred during future years will be required to be utilized prior to the losses incurred in its previous tax years when it was taxed as a C-Corporation. As a result of this ordering rule, prior year capital loss carryforwards subject to expiration may be more likely to expire unused. Additionally, future capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of November 30, 2017, for federal income tax purposes, capital loss carryforwards of $236,113,349 were available as shown in the table

56	MainStay Cushing Funds

below, to the extent provided by the Internal Revenue Code, to offset future realized capital gains through the years indicated:

Fiscal Year Ended Capital Loss	Amount (000’s)	Expiration
November 30, 2013	$1,372	November 30, 2018
November 30, 2014	3,091	November 30, 2019
November 30, 2015	117,036	November 30, 2020

Total	$121,499

Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$54,005	$60,609

MainStay Cushing MLP Premier Fund

As of May 31, 2018, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including other financial instruments, as determined on a federal income tax basis, were as follows:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,015,623,175	$387,367,018	$(10,228,396)	$377,138,622

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes. Components of the MainStay Cushing MLP Premier Fund deferred tax assets as of May 31, 2018, are as follows:

MainStay Cushing MLP Premier Fund
Deferred tax assets
Federal net operating loss carryforward	$47,729,661
State net operating loss carryforward	7,324,544
Capital loss carryforward	100,171,558
Less deferred tax liabilities
Net unrealized appreciation on investment in securities	93,840,555
Net deferred tax asset (liability) before valuation allowance
Less: valuation allowance	61,385,208
Total net deferred tax asset (liability)	$—

The MainStay Cushing MLP Premier Fund periodically reviews the recoverability of its deferred tax asset, if any, based on the weight of available evidence. When assessing the recoverability of the MainStay Cushing MLP Premier Fund’s deferred tax asset, significant weight is given to the effects of potential future realized and unrealized gains on investments, and the period over which this deferred tax asset can be realized. Unexpected significant decreases in cash distributions from the MainStay Cushing MLP Premier Fund’s MLP investments or significant declines in the fair value of its investments may change the MainStay Cushing MLP Premier Fund’s assessment regarding the recoverability of its deferred tax assets and may result in a valuation allowance. The MainStay Cushing MLP Premier Fund will continue to assess the need to record a valuation allowance in the future. If a valuation allowance is required to reduce any deferred tax asset in the future, it could have a material impact on the MainStay Cushing MLP Premier Fund’s net asset value and results of operations in the period it is recovered.

The Tax Cuts and Jobs Act of 2017 was signed on December 22, 2017 reducing the federal corporate income tax rate from 35% to 21% and repealing the corporate alternate minimum tax. As a result, the Fund’s net deferred tax asset balance of $111,564,040 on December 22, 2017 was reduced to $70,689,921 which continues to be offset by a full valuation allowance. Due to the full valuation allowance, the reduction in the federal corporate income tax rate had no impact on the Fund’s net asset value per share. If the Fund’s deferred tax asset were to change to a deferred tax liability the liability would be reflected at the newly enacted corporate tax rate of 21% plus an estimated state and local income tax rate.

The MainStay Cushing MLP Premier Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio and to estimate its associated deferred tax benefit (liability). Such estimates are made in good faith. From time to time, as new information becomes available, the MainStay Cushing MLP Premier Fund will modify its estimates or assumptions regarding its tax benefit (liability).

The MainStay Cushing MLP Premier Fund’s net operating loss carryforward and capital loss carryforward are available to offset its future taxable income. For C-corporations, capital losses can only be used to offset capital gains and cannot be used to offset ordinary income. Capital losses of C-corporations may be carried forward for five years and, accordingly, would begin to expire as of November 30, 2020. Net operating losses of C-corporations prior to The Tax Cuts and Jobs Act of 2017 can be carried forward for 20 years and, accordingly, would begin to expire as of November 20, 2030. Any NOLs arising in tax years ending after December 31, 2017 will have an indefinite carryforward period. The MainStay Cushing MLP Premier Fund has the following net operating loss carryover and capital loss carryover amounts:

MainStay Cushing MLP Premier Fund
Fiscal Year Ended Net Operating Loss	Amount	Expiration
November 30, 2010	$3,330	November 30, 2030
November 30, 2011	541,249	November 30, 2031
November 30, 2012	9,226,669	November 30, 2032
November 30, 2013	22,865,115	November 30, 2033
November 30, 2014	29,334,750	November 30, 2034
November 30, 2015	51,787,077	November 30, 2035
November 30, 2016	21,362,379	November 30, 2036
November 30, 2017	56,386,418	November 30, 2037
November 30, 2018	35,777,114	Indefinite

Total	$227,284,101

Fiscal Year Ended Capital Loss	Amount	Expiration
November 30, 2015	$76,057,937	November 30, 2020
November 30, 2016	308,877,920	November 30, 2021
November 30, 2017	—	November 30, 2022
November 30, 2018	28,609,349	November 30, 2023

Total	$413,545,206

57

Notes to Financial Statements (Unaudited) (continued)

The MainStay Cushing MLP Premier Fund’s total income tax benefit (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 21% to net investment income and realized and unrealized gains (losses) on investments before taxes for the six months ended May 31, 2018, as follows:

MainStay Cushing MLP Premier Fund
Income tax provision (benefit) at the federal statutory rate of 21%	$19,724,135
State income tax (benefit), net of federal benefit	3,026,845
Permanent differences, net	(132,290)
Change in federal/state rate due to Tax Reform	49,706,068
Change in valuation allowance	(72,324,758)

Total tax expense (benefit)	$—

MainStay Cushing Renaissance Advantage Fund

As of May 31, 2018, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including other financial instruments, as determined on a federal income tax basis, were as follows:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$113,367,051	$15,820,877	$(9,316,325)	$6,504,552

As of November 30, 2017, for federal income tax purposes, capital loss carryforwards of $64,447,215 were available as shown in the table below, to the extent provided by the Internal Revenue Code, to offset future realized capital gains through the years indicated.

Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$52,296	$12,151

The tax character of distributions paid by the MainStay Cushing Funds during the year ended November 30, 2017 shown in the Statements of Changes in Net Assets was as follows:

	2017
	Tax Based Distributions from Ordinary Income	Tax Based Distributions from Return of Capital	Total
MainStay Cushing Energy Income Fund	$—	$3,164,934	$3,164,934
MainStay Cushing MLP Premier Fund	—	141,868,464	141,868,464
MainStay Cushing Renaissance Advantage Fund	—	5,730,182	5,730,182

Note 5–Custodian

U.S. Bank, N.A. is the custodian of cash and securities held by the MainStay Cushing Funds. Custodial fees are charged to the MainStay Cushing Funds based on the MainStay Cushing Fund’s net assets and/

or the market value of securities held by the MainStay Cushing Funds and the number of certain cash transactions incurred by the MainStay Cushing Funds.

Note 6–Line of Credit

The MainStay Cushing Funds and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.

Effective August 1, 2017, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to State Street, who serves as the agent to the syndicate. The commitment fee is allocated among each MainStay Cushing Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate or the one month London InterBank Offered Rate, whichever is higher. The Credit Agreement expires on July 31, 2018, although the MainStay Cushing Funds, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms. During the six months ended May 31, 2018, there were no borrowings made or outstanding with respect to the MainStay Cushing Funds under the Credit Agreement.

Note 7–Interfund Lending Program

Pursuant to an exemptive order issued by the SEC, the MainStay Cushing Funds, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the MainStay Cushing Funds and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six months ended May 31, 2018, there were no interfund loans made or outstanding with respect to the MainStay Cushing Funds.

Note 8–Purchases and Sales of Securities (in 000’s)

For the six months ended May 31, 2018, purchases and sales of securities, other than short-term securities, were as follows:

	Purchases	Sales
MainStay Cushing Energy Income Fund	$9,119	$20,804
MainStay Cushing MLP Premier Fund	416,247	349,112
MainStay Cushing Renaissance Advantage Fund	72,000	122,991

58	MainStay Cushing Funds

Note 9–Capital Share Transactions

MainStay Cushing Energy Income Fund

Class A	Shares	Amount

Six-month period ended May 31, 2018:
Shares sold	133,923	$618,394
Shares issued to shareholders in reinvestment of dividends and distributions	155,240	720,515
Shares redeemed	(1,741,297)	(7,752,981)

Net increase (decrease) in shares before conversion	(1,452,134)	(6,414,072)
Shares converted into Class A (See Note 1)	18,732	81,995
Shares converted from Class A (See Note 1)	(6,552)	(28,176)

Net increase (decrease)	(1,439,954)	$(6,360,253)

Year ended November 30, 2017:
Shares sold	1,037,493	$4,732,810
Shares issued to shareholders in reinvestment of dividends and distributions	349,460	1,540,552
Shares redeemed	(2,974,724)	(13,106,880)

Net increase (decrease) in shares before conversion	(1,587,771)	(6,833,518)
Shares converted into Class A (See Note 1)	184,594	824,655
Shares converted from Class A (See Note 1)	(702,050)	(3,361,751)

Net increase (decrease)	(2,105,227)	$(9,370,614)

Investor Class	Shares	Amount

Six-month period ended May 31, 2018:
Shares sold	19,003	$85,601
Shares issued to shareholders in reinvestment of dividends and distributions	14,750	68,145
Shares redeemed	(80,509)	(360,304)

Net increase (decrease) in shares before conversion	(46,756)	(206,558)
Shares converted into Investor Class (See Note 1)	6,567	28,176
Shares converted from Investor Class (See Note 1)	(18,778)	(81,995)

Net increase (decrease)	(58,967)	$(260,377)

Year ended November 30, 2017:
Shares sold	176,502	$798,145
Shares issued to shareholders in reinvestment of dividends and distributions	30,822	135,211
Shares redeemed	(155,722)	(673,887)

Net increase (decrease) in shares before conversion	51,602	259,469
Shares converted into Investor Class (See Note 1)	24,333	108,640
Shares converted from Investor Class (See Note 1)	(185,197)	(824,655)

Net increase (decrease)	(109,262)	$(456,546)

Class C	Shares	Amount

Six-month period ended May 31, 2018:
Shares sold	165,160	$700,230
Shares issued to shareholders in reinvestment of dividends and distributions	61,804	275,350
Shares redeemed	(696,313)	(3,023,775)

Net increase (decrease)	(469,349)	$(2,048,195)

Year ended November 30, 2017:
Shares sold	246,252	$1,070,937
Shares issued to shareholders in reinvestment of dividends and distributions	135,284	574,625
Shares redeemed	(1,599,124)	(6,787,091)

Net increase (decrease)	(1,217,588)	$(5,141,529)

Class I	Shares	Amount

Six-month period ended May 31, 2018:
Shares sold	216,803	$973,476
Shares issued to shareholders in reinvestment of dividends and distributions	41,376	194,106
Shares redeemed	(1,359,828)	(6,242,239)

Net increase (decrease) in shares before conversion	(1,101,649)	(5,074,657)

Net increase (decrease)	(1,101,649)	$(5,074,657)

Year ended November 30, 2017:
Shares sold	1,713,307	$7,417,266
Shares issued to shareholders in reinvestment of dividends and distributions	161,927	722,803
Shares redeemed	(3,846,501)	(16,698,338)

Net increase (decrease) in shares before conversion	(1,971,267)	(8,558,269)
Shares converted into Class I (See Note 1)	669,435	3,253,111

Net increase (decrease)	(1,301,832)	$(5,305,158)

59

Notes to Financial Statements (Unaudited) (continued)

MainStay Cushing MLP Premier Fund

Class A	Shares	Amount

Six-month period ended May 31, 2018:
Shares sold	5,063,419	$60,957,928
Shares issued to shareholders in reinvestment of dividends and distributions	1,323,587	15,486,270
Shares redeemed	(4,366,773)	(51,812,221)

Net increase (decrease) in shares before conversion	2,020,233	24,631,977
Shares converted into Class A (See Note 1)	11,327	126,404
Shares converted from Class A (See Note 1)	(31,311)	(356,802)

Net increase (decrease)	2,000,249	$24,401,579

Year ended November 30, 2017:
Shares sold	8,012,932	$109,984,409
Shares issued to shareholders in reinvestment of dividends and distributions	2,158,456	28,900,951
Shares redeemed	(8,731,606)	(118,506,402)

Net increase (decrease) in shares before conversion	1,439,782	20,378,958
Shares converted into Class A (See Note 1)	64,367	846,886
Shares converted from Class A (See Note 1)	(4,508,337)	(70,117,304)

Net increase (decrease)	(3,004,188)	$(48,891,460)

Investor Class	Shares	Amount

Six-month period ended May 31, 2018:
Shares sold	29,946	$356,728
Shares issued to shareholders in reinvestment of dividends and distributions	12,704	148,604
Shares redeemed	(24,248)	(285,501)

Net increase (decrease) in shares before conversion	18,402	219,831
Shares converted into Investor Class (See Note 1)	15,932	171,764
Shares converted from Investor Class (See Note 1)	(11,327)	(126,404)

Net increase (decrease)	23,007	$265,191

Year ended November 30, 2017:
Shares sold	65,083	$933,271
Shares issued to shareholders in reinvestment of dividends and distributions	22,437	300,988
Shares redeemed	(36,539)	(484,281)

Net increase (decrease) in shares before conversion	50,981	749,978
Shares converted into Investor Class (See Note 1)	8,957	120,081
Shares converted from Investor Class (See Note 1)	(60,602)	(790,573)

Net increase (decrease)	(664)	$79,486

Class C	Shares	Amount

Six-month period ended May 31, 2018:
Shares sold	4,726,581	$52,731,893
Shares issued to shareholders in reinvestment of dividends and distributions	2,465,425	26,628,625
Shares redeemed	(7,676,426)	(83,938,830)

Net increase (decrease) in shares before conversion	(484,420)	(4,578,312)
Shares converted into Class C (See Note 1)	1,618	17,620
Shares converted from Class C (See Note 1)	(506)	(5,711)

Net increase (decrease)	(483,308)	$(4,566,403)

Year ended November 30, 2017:
Shares sold	8,671,438	$112,096,364
Shares issued to shareholders in reinvestment of dividends and distributions	4,285,275	53,517,440
Shares redeemed	(12,491,466)	(155,557,248)

Net increase (decrease) in shares before conversion	465,247	10,056,556
Shares converted from Class C (See Note 1)	(40,158)	(498,395)

Net increase (decrease)	425,089	$9,558,161

Class I	Shares	Amount

Six-month period ended May 31, 2018:
Shares sold	18,160,164	$221,794,026
Shares issued to shareholders in reinvestment of dividends and distributions	2,694,321	32,324,469
Shares redeemed	(12,953,779)	(157,726,149)

Net increase (decrease) in shares before conversion	7,900,706	96,392,346
Shares converted into Class I (See Note 1)	15,439	190,749
Shares converted from Class I (See Note 1)	(1,465)	(17,620)

Net increase (decrease)	7,914,680	$96,565,475

Year ended November 30, 2017:
Shares sold	22,090,718	$301,743,454
Shares issued to shareholders in reinvestment of dividends and distributions	3,931,809	53,528,446
Shares redeemed	(19,257,766)	(259,062,662)

Net increase (decrease) in shares before conversion	6,764,761	96,209,238
Shares converted into Class I (See Note 1)	4,441,808	70,439,305

Net increase (decrease)	11,206,569	$166,648,543

60	MainStay Cushing Funds

MainStay Cushing Renaissance Advantage Fund

Class A	Shares	Amount

Six-month period ended May 31, 2018:
Shares sold	153,589	$3,410,938
Shares issued to shareholders in reinvestment of dividends and distributions	15,566	345,447
Shares redeemed	(311,169)	(6,744,197)

Net increase (decrease) in shares before conversion	(142,014)	(2,987,812)
Shares converted into Class A (See Note 1)	19,471	414,771
Shares converted from Class A (See Note 1)	(1,788)	(36,464)

Net increase (decrease)	(124,331)	$(2,609,505)

Year ended November 30, 2017:
Shares sold	334,282	$6,985,046
Shares issued to shareholders in reinvestment of dividends and distributions	40,883	816,119
Shares redeemed	(650,310)	(13,028,423)

Net increase (decrease) in shares before conversion	(275,145)	(5,227,258)
Shares converted into Class A (See Note 1)	50,459	1,003,977
Shares converted from Class A (See Note 1)	(306,154)	(6,777,961)

Net increase (decrease)	(530,840)	$(11,001,242)

Investor Class	Shares	Amount

Six-month period ended May 31, 2018:
Shares sold	9,998	$214,668
Shares issued to shareholders in reinvestment of dividends and distributions	1,845	40,717
Shares redeemed	(16,260)	(343,572)

Net increase (decrease) in shares before conversion	(4,417)	(88,187)
Shares converted into Investor Class (See Note 1)	1,795	36,464
Shares converted from Investor Class (See Note 1)	(19,544)	(414,771)

Net increase (decrease)	(22,166)	$(466,494)

Year ended November 30, 2017:
Shares sold	50,820	$1,051,587
Shares issued to shareholders in reinvestment of dividends and distributions	5,296	104,837
Shares redeemed	(37,873)	(737,827)

Net increase (decrease) in shares before conversion	18,243	418,597
Shares converted into Investor Class (See Note 1)	5,313	105,491
Shares converted from Investor Class (See Note 1)	(50,607)	(1,003,977)

Net increase (decrease)	(27,051)	$(479,889)

Class C	Shares	Amount

Six-month period ended May 31, 2018:
Shares sold	127,562	$2,669,021
Shares issued to shareholders in reinvestment of dividends and distributions	10,209	217,050
Shares redeemed	(236,971)	(4,926,331)

Net increase (decrease)	(99,200)	$(2,040,260)

Year ended November 30, 2017:
Shares sold	142,722	$2,880,144
Shares issued to shareholders in reinvestment of dividends and distributions	28,525	548,599
Shares redeemed	(597,808)	(11,392,573)

Net increase (decrease)	(426,561)	$(7,963,830)

Class I	Shares	Amount

Six-month period ended May 31, 2018:
Shares sold	458,756	$10,056,721
Shares issued to shareholders in reinvestment of dividends and distributions	46,949	1,052,321
Shares redeemed	(2,568,764)	(56,217,659)

Net increase (decrease)	(2,063,059)	$(45,108,617)

Year ended November 30, 2017:
Shares sold	2,063,080	$42,657,161
Shares issued to shareholders in reinvestment of dividends and distributions	194,354	3,897,373
Shares redeemed	(4,070,940)	(79,774,202)

Net increase (decrease) in shares before conversion	(1,813,506)	(33,219,668)
Shares converted into Class I (See Note 1)	298,034	6,672,470

Net increase (decrease)	(1,515,472)	$(26,547,198)

Note 10–Subsequent Events

In connection with the preparation of the financial statements of the MainStay Cushing Funds as of and for the six months ended May 31, 2018, events and transactions subsequent to May 31, 2018, through the date the financial statements were issued have been evaluated by the MainStay Cushing Funds’ management for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified other than the following:

On July 20, 2018 the MainStay Cushing Energy Income Fund declared distributions of $0.0508, $0.0485, $0.0401 and $0.0538 per share, to Class A shareholders, Investor Class shareholders, Class C shareholders and Class I shareholders of record on July 19, 2018, and payable on July 20, 2018.

61

Notes to Financial Statements (Unaudited) (continued)

On June 29, 2018 the MainStay Cushing MLP Premier Fund declared a distribution payable of $0.1117 per share, to Class A shareholders, Investor Class shareholders, Class C shareholders and Class I shareholders of record on June 28, 2018, and payable on June 29, 2018.

On July 20, 2018 the MainStay Cushing Renaissance Advantage Fund declared a distribution payable of $0.14 per share, to Class A shareholders, Investor Class shareholders, Class C shareholders and Class I shareholders of record on July 19, 2018, and payable on July 20, 2018.

62	MainStay Cushing Funds

Board Consideration and Approval of Management Agreement and

Subadvisory Agreement (Unaudited)

Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”), requires that each mutual fund’s board of trustees initially approve and, following an initial term of up to two years, annually review and approve the continuation of the fund’s investment advisory agreement(s). At its December 12-13, 2017 in-person meeting, the Board of Trustees of the MainStay Group of Funds (“Board”), including Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved for a one-year period the continuation of the Management Agreement with respect to the MainStay Cushing MLP Premier Fund, MainStay Cushing Renaissance Advantage Fund and MainStay Cushing Energy Income Fund (“Cushing Funds”) and New York Life Investment Management LLC (“New York Life Investments”) and the Subadvisory Agreement between New York Life Investments and Cushing Asset Management, LP (“Cushing”) with respect to the Cushing Funds.

In reaching its decisions to approve the Agreements, the Board considered information furnished by New York Life Investments and Cushing in connection with a contract review process that took place at various meetings of the Board and its Contracts Committee between September 2017 and December 2017, as well as other information furnished to the Board throughout the year as deemed relevant by the Trustees. Information requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on the Cushing Funds and “peer funds” prepared by Strategic Insight Mutual Fund Research and Consulting, LLC (“Strategic Insight”), an independent third-party service provider engaged by the Board to report objectively on the Cushing Funds’ investment performance, management fee and total expenses. The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and Cushing (including institutional separate accounts) that follow investment strategies similar to the Cushing Funds, if any, and, when applicable, the rationale for any differences in the Cushing Funds’ management and subadvisory fees and the fees charged to those other investment advisory clients. In addition, the Board considered the information requested and received on the profitability of the Cushing Funds to New York Life Investments and its affiliates and Cushing together with responses from New York Life Investments and Cushing to a series of requests encompassing a variety of topics prepared on behalf of, and in consultation with, the Board by independent legal counsel to the Board and its Independent Trustees. The Board considered information provided in advance of and during its meetings throughout the year including, among other items, information regarding the legal standards and fiduciary obligations applicable to its consideration of the Agreements and investment performance reports on the Cushing Funds prepared by the Investment Consulting Group at New York Life Investments as well as presentations from New York Life Investments and Cushing personnel, such as portfolio managers. The Board also considered information received from New York Life Investments throughout the year including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover and brokerage commissions, sales and marketing activity, and non-advisory services provided to the Cushing Funds by New York Life Investments. The structure and format for this information and regular reporting were developed in consultation with the Board. At various meetings, the Independent Trustees also met in executive session with their independent legal counsel, and met with senior management of New York Life Investments without other representatives of New York Life Investments present.

Throughout the year, and specifically in connection with its June meeting each year, the Board received information regarding the Cushing Funds’ distribution arrangements in response to a request letter prepared on behalf of, and in consultation with, the Board by independent legal counsel. In addition, the Board received information regarding the Cushing Funds’ asset levels, share purchase and redemption activity and the payment of Rule 12b-1 distribution and service fees by the Cushing Funds. In connection with this June meeting, New York Life Investments also provided the Board with information regarding the revenue sharing payments made by New York Life Investments from its own resources to intermediaries that promote the sale, distribution, and/or servicing of Cushing Fund shares.

In considering the continuation of the Agreements, the Trustees comprehensively reviewed and evaluated all of the information and factors they believed to be relevant and appropriate in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment. The broad factors considered by the Board are described in greater detail below and included, among other factors: (i) the nature, extent and quality of the services provided to the Cushing Funds by New York Life Investments and Cushing; (ii) the investment performance of the Cushing Funds, New York Life Investments and Cushing; (iii) the costs of the services provided, and profits realized, by New York Life Investments and Cushing from their relationships with the Cushing Funds; (iv) the extent to which economies of scale have been realized or may be realized if the Cushing Funds grow and the extent to which economies of scale have benefited or may benefit Cushing Fund shareholders; and (v) the reasonableness of the Cushing Funds’ management and subadvisory fees and overall total ordinary operating expenses, particularly as compared to any similar funds and accounts managed by New York Life Investments and/or Cushing. Although the Board recognized that the comparisons between the Cushing Funds’ fees and expenses and those of other funds are imprecise, given different terms of agreements, variations in fund strategies, and other factors, the Board considered the reasonableness of the Cushing Funds’ management fees and overall total ordinary operating expenses as compared to the peer funds identified by Strategic Insight. Throughout their considerations, the Trustees acknowledged the overall commitment of New York Life Investments and its affiliates to serve the MainStay Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.

Although individual Trustees may have weighed certain factors or information differently, the Board’s decision to approve the continuation of the Agreements was based on a consideration of the information provided to the Trustees throughout the year, as well as information furnished specifically in connection with the contract review process. Throughout the year, the Trustees are also afforded an opportunity to ask questions of and request additional information or materials from New York Life Investments and Cushing. The Board’s conclusions with respect to the Agreements may have been based, in part, on the Board’s knowledge of New York Life Investments and Cushing resulting from, among other things, the Board’s consideration of the MainStay Group of Funds’ advisory agreements in prior years and the Board’s

63

Board Consideration and Approval of Management Agreement and

Subadvisory Agreement (Unaudited) (continued)

regular review of Cushing Fund performance and operations throughout the year. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to shareholders of the Cushing Funds and that the Cushing Funds’ shareholders, having had the opportunity to consider other investment options, have chosen to invest in the Cushing Funds. The factors that figured prominently in the Board’s decisions to approve the Agreements are summarized in more detail below. The Board evaluated the information available to it on a fund-by-fund basis, and its decision was made separately with respect to each Cushing Fund.

Nature, Extent and Quality of Services Provided by New York Life Investments and Cushing

The Board examined the nature, extent and quality of the services that New York Life Investments provides to the Cushing Funds. The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of the Cushing Funds and managing Cushing Fund operations in a manager-of-managers structure, noting that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience with overseeing mutual fund service providers, including subadvisors. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to the Cushing Funds as well as New York Life Investments’ reputation and financial condition. The Board observed that New York Life Investments devotes significant resources and time to providing advisory and non-advisory services to the Cushing Funds, including its extensive oversight and due diligence reviews of Cushing and continuous analysis of, and interactions with, Cushing with respect to, among other things, Cushing Fund investment performance and risk as well as Cushing’s investment capabilities and subadvisory services with respect to the Cushing Funds.

The Board also considered the full range of services that New York Life Investments provides to the Cushing Funds under the terms of the Management Agreement, including: (i) fund accounting and on-going oversight services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment oversight and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Cushing Funds’ Chief Compliance Officer as well as New York Life Investments’ Compliance Department, including oversight and implementation of the Cushing Funds’ compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management and portfolio trading oversight and analysis by compliance and investment personnel. The Board noted that the non-advisory services provided by New York Life Investments are set forth in the Management Agreement. In addition, the Board considered New York Life Investments’ willingness to invest in personnel, infrastructure, technology, operational enhancements, cyber security, information security, shareholder privacy resources and business continuity planning that are designed to benefit the Cushing Funds, and noted that New York Life Investments is responsible for compensating the Cushing Funds’ officers. The Board recognized that New York Life Investments has provided an increasingly broad array of non-advisory services to the MainStay Group of Funds as a result of regulatory and other developments. The Board considered benefits to shareholders of being part of the MainStay

Group of Funds, including the privilege of exchanging investments between the same class of shares without the imposition of a sales charge, as described more fully in the Cushing Funds’ prospectus.

The Board also examined the nature, extent and quality of the investment advisory services that Cushing provides to the Cushing Funds. The Board evaluated Cushing’s experience in serving as subadvisor to the Cushing Funds and managing other portfolios and Cushing’s track record and experience in providing investment advisory services, the experience of investment advisory, senior management and administrative personnel at Cushing, and Cushing’s overall legal and compliance environment, resources and history. The Board considered that New York Life Investments’ and Cushing’s policies, procedures and systems are reasonably designed to assure compliance with applicable laws and regulations, and acknowledged the continued commitment to further developing and strengthening compliance programs relating to the Cushing Funds. In addition, the Board considered the policies and procedures in place with respect to matters that may involve conflicts of interest between the Cushing Funds’ investments and those of other accounts managed by Cushing. The Board reviewed Cushing’s ability to attract and retain qualified investment professionals and willingness to invest in personnel to service and support the Cushing Funds. In this regard, the Board considered the experience of the Cushing Funds’ portfolio managers, the number of accounts managed by the portfolio managers and the method for compensating the portfolio managers.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Cushing Funds should continue to benefit from the nature, extent and quality of these services as a result of New York Life Investments’ and Cushing’s experience, personnel, operations and resources.

Investment Performance

In evaluating the Cushing Funds’ investment performance, the Board considered investment performance results over various periods in light of the Cushing Funds’ investment objectives, strategies and risks, as disclosed in the Cushing Funds’ prospectus. The Board particularly considered investment reports on and analysis of the Cushing Funds’ performance provided to the Board throughout the year by the Investment Consulting Group of New York Life Investments. These reports include, among other items, information on the Cushing Funds’ gross and net returns, the Cushing Funds’ investment performance compared to relevant investment categories and Cushing Fund benchmark(s), the Cushing Funds’ risk-adjusted investment performance and the Cushing Funds’ investment performance as compared to peer funds, as appropriate, as well as the effect of current and recent market conditions. The Board also considered information provided by Strategic Insight showing the investment performance of the Cushing Funds as compared to peer funds.

The Board also gave weight to its ongoing discussions with senior management at New York Life Investments concerning the Cushing Funds’ investment performance as well as discussions between the Cushing Funds’ portfolio managers and the Board’s Investment Committee that occur regularly, generally on an annual basis. In addition, the Board considered any specific actions that New York Life Investments or Cushing had taken, or had agreed with the Board to take, to seek to enhance Cushing Fund investment performance and the

64	MainStay Cushing Funds

results of those actions. In considering the Cushing Funds’ investment performance, the Board generally places greater emphasis on the Cushing Funds’ long-term performance track record. In considering the investment performance of the MainStay Cushing Energy Income Fund and MainStay Cushing MLP Premier Fund, the Board noted that certain changes were implemented with respect to each Fund’s principal investment strategies in 2016 and also noted that the investment performance of each of these Funds had improved relative to its respective peer funds over recent time periods. The Board considered its discussions with representatives from New York Life Investments regarding each Fund’s investment performance relative to its respective benchmark index and peer funds.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the long-term investment performance of the Cushing Funds, along with ongoing efforts by New York Life Investments and Cushing to seek to enhance investment returns, supported a determination to approve the continuation of the Agreements. The Cushing Funds disclose more information about investment performance in the Portfolio Management Discussion and Analysis, Investment and Performance Comparison and Financial Highlights sections of this Semiannual Report and in the Cushing Funds’ prospectus.

Costs of the Services Provided, and Profits Realized, by New York Life Investments and Cushing

The Board considered the costs of the services provided by New York Life Investments and Cushing under the Agreements and the profits realized by New York Life Investments and its affiliates and Cushing due to their relationships with the Cushing Funds. Because Cushing’s subadvisory fees are negotiated at arm’s-length by New York Life Investments and are paid by New York Life Investments, not the Cushing Funds, the Board primarily considered the profits realized by New York Life Investments and its affiliates with respect to the Cushing Funds.

In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability, because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds, and the manager’s capital structure and costs of capital.

In evaluating the costs of the services provided by New York Life Investments and Cushing and profits realized by New York Life Investments and its affiliates and Cushing, the Board considered, among other factors, each party’s continued investments in personnel, systems, equipment and other resources and infrastructure to support and further enhance the management of the Cushing Funds, and that New York Life Investments is responsible for paying the subadvisory fees for the Cushing Funds. The Board acknowledged that New York Life Investments and Cushing must be in a position to attract and retain experienced professional personnel and to maintain a strong financial position in order to continue to provide high-quality services to the Cushing Funds. The Board also recognized that the Cushing Funds benefit from the allocation of certain fixed costs across the MainStay Group of Funds, among other benefits resulting from their relationship with New York Life Investments.

In connection with the annual fund profitability analysis that New York Life Investments presents to the Board, the Board in 2014 engaged Bobroff Consulting, Inc., an independent third-party consultant, to review the methods used to allocate costs to the funds in the MainStay Group of Funds, and among individual funds. As part of this engagement, the consultant analyzed: (i) the various New York Life Investments’ business units and affiliated subadvisors that provide services to the funds in the MainStay Group of Funds; (ii) how costs are allocated to the Cushing Funds and other funds managed by New York Life Investments, and to other lines of businesses; and (iii) how New York Life Investments’ cost allocation methods and profitability reports compare to industry practices. The Board noted that the independent consultant had concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the funds in the MainStay Group of Funds are reasonable, consistent with industry practice and likely to produce reasonable profitability estimates. Although the Board recognized the difficulty in evaluating a manager’s profitability with respect to the Cushing Funds and noting that other profitability methodologies may also be reasonable, the Board concluded that the profitability methodology presented by New York Life Investments to the Board was reasonable in all material respects.

In considering the costs and profitability of the Cushing Funds, the Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with the Cushing Funds, including reputational and other indirect benefits. The Board recognized, for example, the benefits to Cushing from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to Cushing in exchange for commissions paid by the Cushing Funds with respect to trades on the Cushing Funds’ portfolio securities. In this regard, the Board also requested and received information from New York Life Investments and Cushing concerning other business relationships between Cushing and its affiliates and New York Life Investments and its affiliates.

The Board observed that, in addition to fees earned by New York Life Investments for managing the Cushing Funds, New York Life Investments’ affiliates also earn revenues from serving the Cushing Funds in various other capacities, including as the Cushing Funds’ transfer agent and distributor. The Board considered information about these other revenues, and their impact on the profitability of the Cushing Funds to New York Life Investments and its affiliates, which was furnished to the Board as part of the 15(c) process. The Board noted that, although it assessed the overall profitability of the Cushing Funds to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fees to be paid to New York Life Investments and its affiliates under the Agreements, the Board considered the profitability of New York Life Investments’ relationship with the Cushing Funds on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.

After evaluating the information presented to the Board, the Board concluded, within the context of its overall determinations regarding the Agreements, that any profits realized by New York Life Investments and its affiliates due to their relationships with the Cushing Funds were not excessive. With respect to Cushing, the Board concluded that any profits realized by Cushing due to its relationship with the Cushing Funds are

65

Board Consideration and Approval of Management Agreement and

Subadvisory Agreement (Unaudited) (continued)

the result of arm’s-length negotiations between New York Life Investments and Cushing and are based on fees paid to Cushing by New York Life Investments, not the Cushing Funds.

Management and Subadvisory Fees and Total Ordinary Operating Expenses

The Board evaluated the reasonableness of the fees paid under the Agreements and the Cushing Funds’ total ordinary operating expenses. The Board primarily considered the reasonableness of the management fees paid by the Cushing Funds to New York Life Investments, because the subadvisory fees paid to Cushing are paid by New York Life Investments, not the Cushing Funds. The Board also considered the reasonableness of the subadvisory fees to be paid by New York Life Investments and the amount of the management fees expected to be retained by New York Life Investments.

In assessing the reasonableness of the Cushing Funds’ fees and expenses, the Board primarily considered comparative data provided by Strategic Insight on the fees and expenses charged by similar mutual funds managed by other investment advisers. In addition, the Board considered information provided by New York Life Investments and Cushing on fees charged to other investment advisory clients, including institutional separate accounts and other funds that follow investment strategies similar to those of the Cushing Funds. The Board considered differences in the contractual management fee schedules of the Cushing Funds and similarly-managed MainStay VP Portfolios, taking into account New York Life Investments’ rationale for any differences in fee schedules. The Board took into account explanations provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as the Cushing Funds, as compared with other investment advisory clients. Additionally, the Board considered the impact of any contractual breakpoints, voluntary waivers and expense limitation arrangements on the Cushing Funds’ net management fees and expenses. The Board also considered that in proposing fees for the Cushing Funds, New York Life Investments considers the competitive marketplace for financial products. The Board also considered its discussions with representatives from New York Life Investments regarding the management fee paid by the MainStay Cushing Renaissance Advantage Fund. The Board noted that, following discussions with the Board, New York Life Investments had proposed a reduction in the management fee for the MainStay Cushing Renaissance Advantage Fund at all asset levels, effective March 31, 2018. The Board further noted that New York Life Investments had proposed, and the Board had approved, a reduction in the management fee for this Fund effective March 31, 2017.

The Board noted that, outside each of the Cushing Funds’ management fees and the fees charged under a share class’s Rule 12b-1 and/or shareholder services plans, a share class’s most significant “other expenses” are transfer agent fees. Transfer agent fees are charged to the Cushing Funds based on the number of shareholder accounts (a “per-account” fee) as compared with certain other fees (e.g., management fees), which are charged based on the Cushing Funds’ average net assets. The Board took into account information from New York Life Investments showing that the Cushing Funds’ transfer agent fee schedule is reasonable, including industry data demonstrating that the per-account fees that NYLIM Service Company LLC, an affiliate of

New York Life Investments and the Cushing Funds’ transfer agent, charges the Cushing Funds are within the range of per-account fees charged by transfer agents to other mutual funds. In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to the Cushing Funds. The Board also noted information received from NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to the Cushing Funds.

The Board considered that, because the Cushing Funds’ transfer agent fees are billed on a per-account basis, the impact of transfer agent fees on a share class’s expense ratio may be more significant in cases where the share class has a high number of accounts with limited assets (i.e., small accounts). The Board observed that transfer agent fees are a significant portion of total expenses of a number of funds in the MainStay Group of Funds. The impact of transfer agent fees on the expense ratios of these MainStay Funds tends to be greater than for other open-end retail funds because the MainStay Group of Funds generally has a significant number of small accounts relative to competitor funds. The Board acknowledged the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life Insurance Company (“New York Life”) policyholders, who often maintain smaller account balances than other fund shareholders. The Board also recognized measures that it and New York Life Investments have taken in recent years to mitigate the effect of small accounts on the expense ratios of Cushing Fund share classes. The Board noted that, for purposes of allocating transfer agency fees and expenses, each retail fund in the MainStay Group of Funds combines the shareholder accounts of its Class A, I, T, R1, R2, and Class R3 shares (as applicable) into one group and the shareholder accounts of its Investor Class and Class B and C shares (as applicable) into another group. The Board also noted that the per-account fees attributable to each group of share classes is then allocated among the constituent share classes based on relative net assets and that a MainStay Fund’s Class R6 shares, if any, are not combined with any other share class for this purpose. The Board requested and considered information regarding New York Life Investments’ rationale with respect to these groupings. The Board also considered that NYLIM Service Company LLC had waived its cost of living adjustments during the past five years.

After considering all of the factors outlined above, the Board concluded that the Cushing Funds’ management fees and total ordinary operating expenses were within a range that is competitive and, within the context of the Board’s overall conclusions regarding the Agreements, support a conclusion that these fees and expenses are reasonable.

Extent to Which Economies of Scale May Be Realized as the Cushing Funds Grow

The Board considered whether the Cushing Funds’ expense structure permits economies of scale to be shared with Cushing Fund shareholders. The Board also considered a report from New York Life Investments, prepared at the request of the Board, that addressed economies of scale in the mutual fund business generally, the changing economics of the mutual fund business and the various ways in which the benefits of economies of scale may be shared with the Cushing Funds and other funds in the MainStay Group of Funds. Although the Board recognized

66	MainStay Cushing Funds

the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with the Cushing Funds in a number of ways, including, for example, through the imposition of management fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance shareholder services. The Board reviewed information from New York Life Investments showing how the Cushing Funds’ management fee schedules compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from Strategic Insight showing how the Cushing Funds’ management fee schedules hypothetically would compare with fees paid for similar services by peer funds at varying asset levels. Additionally, the Board considered New York Life Investments’ assessment of the extent economies of scale existed for funds in the MainStay Group of Funds that had experienced significant increases of assets during the year.

Based on this information, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Cushing Funds’ expense structure appropriately reflects economies of scale for the benefit of Cushing Fund shareholders. The Board noted, however, that it would continue to evaluate the reasonableness of the Cushing Funds’ expense structure over time.

Conclusion

On the basis of the information and factors summarized above and the evaluation thereof, the Board as a whole, including the Independent Trustees who are not parties to the Agreements or “interested persons” of any such party voting separately, unanimously voted to approve the continuation of the Agreements.

67

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A description of the policies and procedures that New York Life Investments uses to vote proxies related to the Cushing Funds’ securities is available without charge, upon request, (i) by visiting the Cushing Funds’ website at nylinvestments.com/funds; and (ii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Cushing Funds are required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Cushing Funds’ most recent Form N-PX is available free of charge upon request by calling 800-MAINSTAY (624-6782); visiting the Fund’s website at nylinvestments.com/funds; or on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure (Unaudited)

Each Cushing Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Each Cushing Fund’s Form N-Q is available without charge, on the SEC’s website at www.sec.gov or by calling MainStay Investments at 800-MAINSTAY (624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

68	MainStay Cushing Funds

MainStay Funds

Equity

U.S. Equity

MainStay Epoch U.S. All Cap Fund

MainStay Epoch U.S. Equity Yield Fund

MainStay Epoch U.S. Small Cap Fund

MainStay Large Cap Growth Fund

MainStay MacKay Common Stock Fund

MainStay MacKay Growth Fund

MainStay MacKay S&P 500 Index Fund

MainStay MacKay U.S. Equity Opportunities Fund

MainStay MAP Equity Fund

International Equity

MainStay Epoch International Choice Fund

MainStay MacKay International Equity Fund

MainStay MacKay International Opportunities Fund

Emerging Markets Equity

MainStay Candriam Emerging Markets Equity Fund

MainStay MacKay Emerging Markets Equity Fund

Global Equity

MainStay Epoch Capital Growth Fund

MainStay Epoch Global Choice Fund

MainStay Epoch Global Equity Yield Fund

Fixed Income

Taxable Income

MainStay Floating Rate Fund

MainStay Indexed Bond Fund

MainStay MacKay Emerging Markets Debt Fund

MainStay MacKay Government Fund

MainStay MacKay High Yield Corporate Bond Fund

MainStay MacKay Short Duration High Yield Fund

MainStay MacKay Total Return Bond Fund

MainStay MacKay Unconstrained Bond Fund

Tax-Exempt Income

MainStay MacKay California Tax Free Opportunities Fund1

MainStay MacKay High Yield Municipal Bond Fund

MainStay MacKay New York Tax Free Opportunities Fund2

MainStay MacKay Short Term Municipal Fund3

MainStay MacKay Tax Free Bond Fund

Money Market

MainStay Money Market Fund

Mixed Asset

MainStay Absolute Return Multi-Strategy Fund

MainStay Balanced Fund

MainStay Income Builder Fund

MainStay MacKay Convertible Fund

Speciality

MainStay Cushing Energy Income Fund

MainStay Cushing MLP Premier Fund

MainStay Cushing Renaissance Advantage Fund

Asset Allocation/Target Date

MainStay Conservative Allocation Fund

MainStay Growth Allocation Fund

MainStay Moderate Allocation Fund

MainStay Moderate Growth Allocation Fund

MainStay Retirement 2010 Fund

MainStay Retirement 2020 Fund

MainStay Retirement 2030 Fund

MainStay Retirement 2040 Fund

MainStay Retirement 2050 Fund

MainStay Retirement 2060 Fund

Manager

New York Life Investment Management LLC

New York, New York

Subadvisors

Candriam Belgium S.A.4

Brussels, Belgium

Candriam France S.A.S.4

Paris, France

Cushing Asset Management, LP

Dallas, Texas

Epoch Investment Partners, Inc.

New York, New York

MacKay Shields LLC4

New York, New York

Markston International LLC

White Plains, New York

NYL Investors LLC4

New York, New York

Winslow Capital Management, LLC

Minneapolis, Minnesota

Legal Counsel

Dechert LLP

Washington, District of Columbia

Independent Registered Public Accounting Firm

KPMG LLP

Philadelphia, Pennsylvania

1. Class A and Class I shares of this Fund are registered for sale in AZ, CA, MI, NV, OR, TX, UT and WA. Class I shares are registered for sale in CO, FL, GA, HI, ID, MA, MD, NH, NJ and NY.

2. This Fund is registered for sale in CA, CT, DE, FL, MA, NJ, NY and VT.

3. Formerly known as MainStay MacKay Tax Advantaged Short Term Bond Fund.

4. An affiliate of New York Life Investment Management LLC.

Not part of the Semiannual Report

For more information

800-MAINSTAY (624-6782)

nylinvestments.com/funds

New York Life Investments is a service mark and name under which New York Life Investment Management LLC does business. New York Life Investments, an indirect subsidiary of New York Life Insurance Company, New York, NY 10010, provides investment advisory products and services. The MainStay Funds® are managed by New York Life Investment Management LLC and distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, a wholly owned subsidiary of New York Life Insurance Company. NYLIFE Distributors LLC is a Member FINRA/SIPC.

©2018 NYLIFE Distributors LLC. All rights reserved.

Not FDIC/NCUA Insured	Not a Deposit	May Lose Value	No Bank Guarantee	Not Insured by Any Government Agency

1740752 MS233-18	MSCU10-07/18 (NYLIM) NL266

Item 2.     Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

The Schedule of Investments is included as part of Item 1 of this report.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the Investment Company Act of 1940 that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b)	Certifications of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	August 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	August 9, 2018

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and Accounting Officer

Date:	August 9, 2018

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b)	Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.